As filed with the Securities and Exchange Commission on or about January 15, 2016

Securities Act File No. 333-50390
Investment Company Act File No. 811-07076

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
 _____________

FORM N-1A

Registration Statement Under The Securities Act of 1933	X
Pre-Effective Amendment No.	_
Post-Effective Amendment No. 60	X
Registration Statement Under The Investment Company Act of 1940	X
Amendment No. 61	X

WILSHIRE MUTUAL FUNDS, INC
 (Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, Suite 700
Santa Monica, California  90401
 (Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:  (310) 451-3051

(Name and Address of Agent for Service) Jason A. Schwarz c/o Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, California 90401	Copy to: Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that the filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on __________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________ pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on __________ pursuant to paragraph (a)(2) of Rule 485

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion, Dated January 15, 2016

PROSPECTUS

March 30, 2016

WILSHIRE

MUTUAL FUNDS, INC.

[Wilshire Income Fund]
Investment Class Shares ([Ticker])
 Institutional Class Shares ([Ticker])

http://advisor.wilshire.com

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved any shares of this Fund or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. You could lose money by investing in the Fund.

FUND SUMMARY

[Wilshire Income Fund]
Investment Objective

The [Wilshire Income Fund’s] (the “Fund”) primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Investment Class	Institutional Class
Management Fees	[*]%	[*]%
Distribution and Service (12b-1) Fees	[*]%	[*]%
Other Expenses	[*]%	[*]%
Total Annual Portfolio Operating Expenses*	[*]%	[*]%
Less Fee Waiver/Expense Reimbursement	[*]%	[*]%
Net Annual Fund Operating Expenses	[*]%	[*]%

*	Wilshire Associates Incorporated (“Wilshire”) has entered into a contractual expense limitation agreement with Wilshire Mutual Funds, Inc. (the “Company”), on behalf of the Fund to waive a portion of its management fee or reimburse expenses to limit expenses of the Fund (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to [*]% and [*]% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least [April 30, 2017] or upon the termination of the Advisory Agreement. To the extent that the Fund’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/expenses reimbursed within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation that was in place at the time of the fee waiver/expense reimbursement.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. [The expense example assumes that Wilshire’s agreement to waive fees and/or reimburse expenses expires on April 30, 2017.] Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investment Class	$[*]	$[*]
Institutional Class	$[*]	$[*]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its total assets in a multi-sector portfolio of income producing securities of varying maturities. Derivative investments that provide exposure to debt securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: high yield securities (“junk bonds” and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; mortgage-related and other asset backed securities; and foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund’s exposure to any one investment sector will vary over time. The Fund may invest, without limitation, in either U.S. dollar-denominated or non-U.S. dollar-denominated fixed-income securities. The Fund has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Fund’s investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. There is no limit on the average maturity of the Fund’s securities.

The Fund may invest a substantial portion of its assets in high yield, lower-quality debt securities (also known as “junk bonds”), which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody’s Investors Service or CCC+ or lower by Standard & Poor’s Ratings Services and Fitch Ratings) and unrated securities of equivalent investment quality. The Fund also may invest in investment grade securities and unrated securities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures, forwards or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in this prospectus or the Fund’s Statement of Additional Information. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market. The Fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The Fund may not use any derivatives to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may invest up to 20% of its total assets in preferred stocks and dividend-paying common stocks.

The Fund uses a multi-manager strategy with subadvisers who may employ different strategies. [_______________] and Guggenheim Investment Management, LLC (“Guggenheim”) each manage a portion of the Fund’s portfolio.

In managing the Fund, Guggenheim uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. Guggenheim also considers macroeconomic outlook and geopolitical issues.

Principal Risks

You may lose money by investing in the Fund. In addition, investing in the Fund involves the following principal risks:

Active Management Risk

The Fund is subject to active management risk, the risk that the investment techniques and risk analyses applied by the subadvisers will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the subadvisers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved. Furthermore, active trading that can accompany active management will increase the expenses of the Fund because of brokerage charges, spreads or mark-up charges, which may lower the Fund’s performance.

Asset Allocation Risk

Although asset allocation among different asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that a subadviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Asset-Backed and Mortgage-Backed Securities Risk

Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.

Changing Fixed Income Market Conditions

Following the financial crisis that began in 2008, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will continue to rise. These policy changes may expose fixed income markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the market value of the Fund’s investments and the Fund’s NAV to decline. If the Fund invests in derivatives tied to fixed income markets, it may be more substantially exposed to these risks than if the Fund did not invest in such derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

3

Corporate Bond Risk

The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments. See “High Yield and Unrated Securities Risk” below.

Collateralized Debt Obligation (“CDO”) Risk

A CDO is an asset-backed security whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation (“CBO”). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation (“CLO”). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described with respect to certain mortgage-related and asset-backed securities, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

Collateralized Mortgage Obligation (“CMO”) Risk

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. The average life of a CMO is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions of the underlying mortgages. Actual future results may vary from these estimates, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred during the downturn in the mortgage markets, the weighted average life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the market prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs issued by private entities are not obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payments when due, the holder of a CMO could sustain a loss. Inverse floating rate CMOs are typically more volatile than fixed or floating rate tranches of CMOs. Many inverse floating rate CMOs have coupons that move inversely to a multiple of an index. The effect of the coupon varying inversely to a multiple of an applicable index creates a leverage factor. Inverse floaters based on multiples of a stated index are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and loss of principal. The trading markets for inverse floating rate CMOs with highly leveraged characteristics at times may be very thin. The Fund’s ability to dispose of its positions in such securities at prices at which they are held on the books of the Fund will depend on the degree of liquidity in the markets for such securities. It is impossible to predict the amount of trading interest that may exist in such securities, and therefore the future degree of liquidity.

4

Commercial Paper Risk

Commercial paper is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity. Such investments are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate. Commercial paper can be affected by changes in the interest rate and the creditworthiness of the issuer.

Counterparty Credit Risk

The Fund may invest in financial instruments and OTC-traded derivatives involving counterparties for the purpose of gaining exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge another position in the Fund. Through these investments, the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease. The Fund bears the risk that counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting counterparties.

Credit Risk

The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives transaction or other transaction is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of the credit of a security held by the Fund may decrease the security’s obligations. The downgrade of the credit of a security held by the Fund may decrease the security’s market value. Securities and derivatives contracts are subject to varying degrees of credit risk, which are often, but not always, reflected in credit ratings.

Credit-Linked Note Risk

Credit-linked notes are a type of structured note. Through the purchase of a credit-linked note, the buyer assumes the risk of the reference asset and funds this exposure through the purchase of the note. Credit-linked notes are subject to the credit risk of the corporate credits referenced by the note. The Fund bears the risk that the issuer of the credit-linked note will default or become bankrupt. The Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked note.

Currency Risk

The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund that are denominated in foreign currency. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. When the Fund seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Fund becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging and the impact on the Fund of fluctuations in the value of currencies may be magnified.

5

Derivatives Risk

The use of derivatives, including forwards, swaps, futures, options and currency transactions, may expose the Fund to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, segregation, valuation and legal restrictions. If a subadviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Fund to be subject to additional regulations, which may generate additional Fund expenses. These practices also entail transactional expenses and may cause the Fund to realize higher amounts of short-term capital gains than if the Fund had not engaged in such transactions. Certain risks also are specific to the derivatives in which the Fund invests.

Emerging Market Risk

Foreign investment risk may be particularly high to the extent the Fund invests in securities of issuers based in countries with developing economies (i.e., emerging markets). Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.

ETF Risk

ETFs involve certain inherent risks generally associated with investments in a portfolio of common stocks, because ETFs trade on an exchange, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETF shares thus may trade at a premium or discount to their NAV. Moreover, a passively managed ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Like an actively-managed mutual fund, actively managed ETFs are subject to active management risk, the risk that the investment techniques and risk analyses applied by the manager of the ETF will not produce the desired results and that the investment objective of the ETF will not be achieved. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. Additionally, any ETFs purchased may include ETFs managed by a subadviser or its affiliates.

Equity Risk

The prices of stocks held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies participate, and each company’s particular circumstances. Equity investments, including common stocks, tend to be more volatile than bonds and money market instruments. The value of the Fund’s shares will go up and down due to movement in the collective returns of the individual securities held by the Fund. Because common stocks are subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stockholders.

6

Extension Risk

Mortgage-related and other asset-backed securities are subject to extension risk, which is the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise. This may negatively affect Fund returns, as the market value of the security decreases when principal payments are made later than expected. In addition, because principal payments are made later than expected, the Fund may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates.

Foreign Securities Risk

Investing in foreign issuers may involve certain risks not typically associated with investing in securities of U.S. issuers due to increased exposure to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, foreign interest rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities and obligations are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities and obligations of some foreign companies and foreign markets are less liquid and at times more volatile than comparable U.S. securities, obligations and markets. Securities markets in foreign countries often are not as developed, efficient or liquid as securities markets in the United States, and therefore, the market prices of foreign securities can be more volatile. Certain foreign countries may impose restrictions on the ability of issuers to make payments of principal and interest to investors located outside the country. In the event of nationalization, expropriation or other confiscation, the entire investment in a foreign security could be lost. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities and obligations of foreign issuers and securities and obligations principally traded overseas. These risks may be more pronounced to the extent that the Fund invests a significant amount of assets in companies located in one country or geographic region, in which case the Fund may be more exposed to regional economic risks, and to the extent that the Fund invests in securities of issuers in emerging markets. Investments in U.S. dollar-denominated securities of foreign issuers are also subject to many of the risks described above regarding securities of foreign issuers denominated in foreign currencies.

Forward Contracts Risk

There may be imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of the Fund. The Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.

Futures Contracts Risk

Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement (payment of the gain or loss on the contract). Futures are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price and for other reasons such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration. Risks of futures contracts may be caused by an imperfect correlation between movements in the market price of the instruments and the market price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Futures markets can be highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Exchanges can limit the number of options that can be held or controlled by the Fund or a subadviser, thus limiting the ability to implement the Fund’s strategies. Futures are also subject to leveraging risk and can be subject to liquidity risk.

7

Geographic Emphasis Risk

To the extent the Fund invests a significant portion of its assets in one country or geographic region, the Fund will be more vulnerable to the economic, financial, social, political or other developments affecting that country or region than a fund that invests its assets more broadly. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Hedging Risk

When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

High Yield and Unrated Securities Risk

High yield debt securities in the lower rating (higher risk) categories of the recognized rating services are commonly referred to as “junk bonds.” Generally, high yield securities are debt securities that have been determined by a rating agency to have a lower probability of being paid and have a credit rating of “BB” category or lower by Standard & Poor’s Corporation and Fitch Investors Service, Inc. or “Ba” category or lower by Moody’s Investors Service or have been determined by a subadviser to be of comparable quality. The total return and yield of junk bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. Junk bonds (those rated below investment grade or in default, or unrated securities determined to be of comparable quality) are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in lower-medium and lower-rated debt securities involves greater investment risk and is highly dependent on a subadviser’s credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market’s psychology. This type of volatility is usually associated more with stocks than bonds.

8

Interest Rate Risk

For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity bonds fluctuates more (gaining or losing more in value) than shorter- maturity bonds. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect the Fund’s NAV.

Investment in Investment Vehicles Risk

Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the underlying vehicles’ expenses.

Investments in Loans Risk

Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can be difficult to value accurately and may be subject to more liquidity risk than fixed-income instruments of similar credit quality and/or maturity. Transactions in loans are subject to delayed settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to meet its redemption obligations.

Liquidity and Valuation Risk

In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s NAV, causing the Fund to sell the investment at a lower market price and unable to realize what a subadviser believes should be the price of the investment.

Leverage Risk

The Fund’s use of leverage, through borrowings or instruments such as derivatives, repurchase agreements, or reverse repurchase agreements, may cause the Fund’s NAV to be more volatile and the Fund’s strategy to be riskier than if it had not been leveraged.

Market Risk

For equity securities, stock market movements may affect the Fund’s NAV. Declines in the Fund’s NAV will result from decline in the market prices for specific securities held by the Fund. There is also the possibility that the price of the security held by the Fund will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

9

Mezzanine Investments Risk

The Fund may invest in certain lower grade securities known as “Mezzanine Investments,” which are subordinated debt securities that are generally issued in private placements in connection with an equity security (e.g., with attached warrants) or may be convertible into equity securities. Mezzanine Investments are generally subject to similar risks associated with investment in senior loans, second lien loans and other below investment grade securities. However, Mezzanine Investments may rank lower in right of payment than any outstanding senior loans, second lien loans and other debt instruments with higher priority of the borrower, or may be unsecured (i.e., not backed by a security interest in any specific collateral), and are subject to the additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments and repayment of principal after giving effect to any higher ranking obligations of the borrower. Mezzanine Investments are expected to have greater market price volatility and exposure to losses upon default than senior loans and second lien loans and may be less liquid.

Multi-Managed Fund Risk

The Fund is a multi-managed fund with multiple subadvisers who employ different strategies. As a result, the Fund may have buy and sell transactions in the same security on the same day.

Municipal Securities Risk

Municipal securities may be subject to credit, interest and prepayment risks. In addition, municipal securities can be affected by unfavorable legislative or political developments and adverse changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance.

Options Risk

Options or options on futures contracts give the holder of the option the right to buy or to sell a position in a security or in a contract to the writer of the option, at a certain, predetermined price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. Because the value of an option declines as the expiration date approaches, the Fund risks losing all or part of its investment in the option. The successful use of options depends on a subadviser’s ability to predict correctly future price fluctuations and the degree of correlation between the options and securities markets. Exchanges can limit the number of positions that can be held or controlled by the Fund or a subadviser, thus limiting the ability to implement the Fund’s strategy. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Privately Issued Securities Risk

The Fund may invest in privately-issued securities of public and private companies. Privately issued securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the subadviser’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain privately-issued securities may be illiquid. If there is no readily available trading market for privately-issued securities, the Fund may not be able to readily dispose of such investments at market prices that approximate those prices at which the securities are held to compute the Fund’s NAV. Privately-issued securities are also more difficult to value. Privately-issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

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Prepayment Risk

The issuers of securities held by the Fund may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the market price of the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage- backed securities and certain asset-backed securities. Most floating rate loans (such as syndicated bank loans) and debt securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan.

Preferred Securities Risk

A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the market value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Portfolio Strategy Risk

The investment performance of the Fund is in part dependent upon a subadviser’s skill in making appropriate investments. To the extent that the Fund’s investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund’s strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

Regulatory and Legal Risk

U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Reinvestment Risk

During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or “called”) prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and the Fund’s income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

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Repurchase Agreement and Reverse Repurchase Agreement Risk

In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed or fail to be realized. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Leveraging may cause the Fund’s performance to be more volatile than if it had not been leveraged.

Restricted Securities Risk

Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund. Restricted securities may be illiquid and difficult to value. If the Fund is able to sell the restricted security, the Fund may have to sell the investment at a lower market price than the price at which it is valued for purposes of computing the Fund’s net asset value (“NAV”).

Short Sale Risk

A Fund’s short sales, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero.

Segregation Risk

Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation and offsetting positions will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets and offsetting positions to the extent that, but for the applicable segregation requirement and/or the need for the offsetting positions, the Fund would sell the segregated assets and/or offsetting positions.

Sovereign Debt Risk

Fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from the issuer’s inability or unwillingness to make principal or interest payments in a timely fashion. A sovereign entity’s failure to make timely payments on its debt can result from many factors, including, without limitation, insufficient foreign currency reserves or an inability to sufficiently manage fluctuations in relative currency valuations, an inability or unwillingness to satisfy the demands of creditors and/or relevant supranational entities regarding debt service or economic reforms, the size of the debt burden relative to economic output and tax revenues, cash flow difficulties, and other political and social considerations. The risk of loss to the Fund in the event of a sovereign debt default or other adverse credit event is heightened by the unlikelihood of any formal recourse or means to enforce its rights as a holder of the sovereign debt. In addition, sovereign debt restructurings, which may be shaped by entities and factors beyond the Fund’s control, may result in a loss in value of the Fund’s sovereign debt holdings.

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Structured Finance Investments Risk

The Fund’s structured finance investments may consist of residential mortgage- backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) issued by governmental entities and private issuers, asset-backed securities (“ABS”), structured notes, credit-linked notes and other types of structured finance securities. Holders of structured finance securities bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the issuer of the structured finance security, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Certain structured finance investments’ value and liquidity may be adversely affected by the critical downturn in the sub-prime mortgage lending market in the US. Sub-prime loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk of default. Concerns about widespread defaults on sub-prime loans have also created heightened volatility and turmoil in the general credit markets. As a result, the Fund’s investments in certain structured finance securities may decline in value, their market value may be more difficult to determine, and the Fund may have more difficulty disposing of them.

Structured Notes Risk

Investments in structured notes involve risks associated with the issuer of the note and the reference instrument. Where the Fund’s investments in structured notes are based upon the movement of one or more factors used as a reference for payments required on the note, including currency exchange rates, interest rates, referenced bonds or stock indices, depending on the use of multipliers or deflators, changes in the applicable factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and their market prices may be more volatile than the reference instrument or security underlying the note.

Swaps Agreements Risk

Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact that they could be considered illiquid and many trades trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity, segregation and leveraging risks. The use of swap agreements may require asset segregation and thus the Fund may also be subject to the risks described under “Segregation Risk” above. Certain standardized swaps are subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.

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Synthetic Investment Risk

The Fund may be exposed to certain additional risks if a subadviser uses derivatives transactions as a means to synthetically implement the Fund’s investment strategies. Customized derivative instruments will likely be illiquid, and it is possible that the Fund will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a materially adverse manner. Synthetic investments may be imperfectly correlated to the investment strategy that the subadviser is seeking to replicate.

To Be Announced (“TBA”) Transactions Risk

The Fund may enter into “To Be Announced” (“TBA”) transactions to purchase or sell mortgage-backed securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date.

U.S. Government Securities Risk

Different types of U.S. government securities have different relative levels of credit risk depending on the nature of the particular government support for that security. U.S. government securities may be supported by: (1) the full faith and credit of the United States; (2) the ability of the issuer to borrow from the U.S. Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage- backed securities); or (5) the United States in some other way. In some cases, there may even be the risk of default. For certain agency issued securities, there is no guarantee the U.S. government will support the agency if it is unable to meet its obligations. Further, the U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities and, as a result, the value of such securities will fluctuate and are subject to investment risks.

Valuation Risk

The Fund may invest in securities that are difficult to value and may value certain of its securities at a price higher than the market price at which the security can be sold.

Zero Coupon and Payment-In-Kind Securities Risk

Zero coupon and payment-in-kind securities pay no cash income and usually are sold at substantial discounts from their value at maturity. Zero coupon and payment-in-kind securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current distributions of cash.

Certain Wilshire funds are permitted to invest in the Fund. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund was required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Past Performance

The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to its benchmark index.

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Management

Adviser

Wilshire Associates Incorporated

Subadvisers and Portfolio Managers

Guggenheim

B. Scott Minerd, Global Chief Investment Officer of Guggenheim and Portfolio Manager of the Fund. Mr. Minerd has served as Portfolio Manager since March 2016.

Anne B. Walsh, Senior Managing Director and Assistant Chief Investment Officer of Guggenheim and Portfolio Manager of the Fund. Ms. Walsh has served as Portfolio Manager since March 2016.

Jeffrey B. Abrams, Senior Managing Director of Guggenheim and Portfolio Manager of the Fund. Mr. Abrams has served as Portfolio Manager since March 2016.

James W. Michal, Managing Director of Guggenheim and Portfolio Manager of the Fund. Mr. Michal has served as Portfolio Manager since March 2016.

Purchase and Sale of Fund Shares

Minimum Initial Investments

The minimum initial investments in the Fund are as follows:

Investment Class Shares. The minimum initial investment in the Fund is $2,500 or $1,000 if you are a client of a securities dealer, bank or other financial institution which has made an aggregate minimum initial purchase for its customers of at least $2,500. Subsequent investments for the Fund must be at least $100. The minimum investments do not apply to certain employee benefit plans.

Institutional Class Shares. The minimum initial investment is $250,000 for the Fund. Subsequent investments must be at least $100,000.

To Redeem Shares

You may sell your shares back to the Fund (known as redeeming shares) on any business day by telephone or mail.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT INVESTMENTS AND RISKS

While the previous pages describe the main points of the Fund’s strategy and risks, the following pages describe additional details regarding the Fund. For a more detailed description of the various types of instruments in which the Fund may invest and their associated risks, please see the section entitled “Investment Policies and Risks” in the Statement of Additional Information (“SAI”).

Wilshire Associates Incorporated (“Wilshire”) serves as the investment adviser to the Fund. As part of its management and oversight of the Fund, Wilshire selects investment advisers to serve as subadvisers, and determines the allocation of the Fund’s assets among the selected subadvisers through the use of sophisticated models. In its discretion, Wilshire may allocate no assets to a given subadviser. Each subadviser manages a portion of the Fund. Wilshire selects subadvisers to manage the assets of the Fund, subject to approval of the Wilshire Mutual Funds, Inc. (the “Company”)’s Board of Directors (the “Board”), based upon a due diligence process that focuses on, but is not limited to, each subadviser’s philosophy and process, people and organization, resources and performance.

Wilshire conducts its investment decision-making through an investment committee structure. The investment committee reviews the performance of the Fund and the subadvisers. Additionally, the risk profiles of the Fund and the subadvisers are monitored closely to ensure compliance with stated investment guidelines. The investment committee maintains regular communication with the subadvisers.

The Fund’s primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective. The Fund’s investment objective is not fundamental, and may be changed by the Board of Trustees without shareholder approval.

Currently, Wilshire has retained [___________] and Guggenheim to manage the Fund. The basic philosophy of each subadviser is described below.

Guggenheim: In managing its portion of the Fund, Guggenheim uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. Guggenheim also considers macroeconomic outlook and geopolitical issues. Guggenheim may determine to sell a security for several reasons including, the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value.

Adjustable Rate Mortgage Securities

The Fund may invest in adjustable rate mortgage securities. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates.

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Asset-Backed and Mortgage-Backed Securities Risk

The Fund may invest in asset-backed securities, including mortgage- backed securities and structured investment vehicles (“SIVs”), which are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments.

The Fund will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which borrowers pay off their loans. When a borrower, such as a homeowner with respect to mortgage- backed securities, makes a prepayment, the Fund receives a larger portion of its principal investment back, which means that there will be a decrease in monthly interest payments. An underlying pool of assets, including but not limited to automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables may back asset-backed securities in which the Fund may invest. The Fund may invest in these and other types of asset-backed securities (including future receivables of cash flows or assets) that currently exist or may be developed in the future. The pool provides the interest and principal payments to investors. Asset-backed securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-related securities, and thus it is possible that recovery on repossessed collateral might be unavailable or inadequate to support payments on these securities. Some mortgage-backed securities and SIVs may be leveraged or have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Home mortgage loans are typically grouped together into “pools” by banks and other lending institutions, and interests in these pools are then sold to investors, allowing the bank or other lending institution to have more money available to loan to home buyers. When homeowners make interest and principal payments, these payments are passed on to the investors in the pool. Some of these pools are guaranteed by U.S. government agencies or by government sponsored private corporations—familiarly called “Ginnie Mae,” “Fannie Mae” and “Freddie Mac.”

The underlying assets (i.e., loans) are subject to prepayments, which can shorten the securities’ weighted average life and may lower their return. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent or the financial institution providing credit support. These securities are subject to high degrees of credit, valuation and liquidity risks.

Certificates of Deposit and Bankers’ Acceptances Risk

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

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Convertible Securities Risk

Convertible securities, debt or preferred equity securities convertible into, or exchangeable for, equity securities, are generally preferred stocks and other securities, including fixed income securities and warrants that are convertible into or exercisable for common stock. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertible securities have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Convertible securities may be lower-rated securities subject to greater levels of credit risk. A convertible security may be converted before it would otherwise be most appropriate, which may have an adverse effect on the Fund’s ability to achieve its investment objective. “Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income- producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. A simple example of a synthetic convertible security is the combination of a traditional corporate bond with a warrant to purchase equity securities of the issuer of the bond. The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. The income producing and convertible components of a synthetic convertible security may be issued separately by different issuers and at different times. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date.

Credit Risk

It is possible that some issuers of fixed income securities will not make payments on debt securities held by the Fund, or there could be defaults on repurchase agreements held by the Fund. This risk may be especially acute with respect to high yield securities (i.e., “junk bonds”). Also, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the market price of the security and the Fund’s NAV. A change in the credit quality rating of a security can affect its liquidity and make it more difficult for the Fund to sell. Any applicable limitation on the credit quality of a security in which the Fund may invest is applied at the time the Fund purchases the security. Credit quality is a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong capacity with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less. An issuer with the lowest credit quality rating may be in default or have extremely poor prospects of making timely payment of interest and principal.

Investment grade securities are fixed income securities that have been determined by a nationally or internationally recognized statistical rating organization to have a medium to high probability of being paid (although there is always a risk of default), or which, if unrated, have been determined by a subadviser to be of comparable quality. Investment grade securities are designated “BBB”, “A”, “AA” or “AAA” category by Standard & Poor’s Ratings Group, Fitch Investors Service, Inc., Dominion Bond Rating Service Ltd., Morningstar Credit Ratings, LLC and Kroll Bond Rating Agency, Inc., and “Baa”, “A”, “Aa” or “Aaa” category by Moody’s Investors Service, or an equivalent rating by any other nationally or internationally recognized statistical rating organization, or have been determined by a subadviser to be of comparable quality. If nationally or internationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

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Derivatives Risk

The Fund may invest a portion of its assets in derivatives, such as swaps, futures contracts and option contracts and currency transactions, as described in the Fund’s principal investment strategies, to pursue its investment objectives and to create economic leverage in the Fund, to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates, currency rates, etc., to change the effective duration of the Fund’s portfolio, to manage certain investment risks, and/or as a substitute for the purchase or sale of securities or currencies. The use of such derivatives may expose the Fund to risks in addition to and greater than those associated with investing directly in the securities underlying those derivatives, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. The use of such derivatives may also expose the Fund to the performance of securities that the Fund does not own. The skills necessary to successfully execute derivatives strategies may be different from those for more traditional portfolio management techniques, and if a subadviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Use of derivatives may also cause the Fund to be subject to additional regulations, which may generate additional Fund expenses. These practices also entail transactional expenses and may cause the Fund to realize higher amounts of short-term capital gains than if the Fund had not engaged in such transactions. The markets for certain derivative instruments, and those located in foreign countries, are relatively new and still developing, which may expose the Fund to increased counterparty and liquidity risk. Certain risks also are specific to the derivatives in which the Fund invests.

Certain of the derivatives in which the Fund invests are traded (and privately negotiated) in the over-the-counter (“OTC”) market. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, OTC derivative instruments are often highly customized and tailored to meet the needs of the Fund and its trading counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Swap Agreements Risk

Swap agreements are contracts entered into primarily by institutional investors for periods ranging from one day to more than one year and may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a swap execution facility and with a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Fund may enter into swap agreements, including, but not limited to total return swaps, index swaps, interest rate swaps, municipal market data rate locks, and credit default swaps. The Fund may utilize swap agreements in an attempt to gain exposure to certain securities without purchasing those securities, or to hedge a position. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid and many swaps currently trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks.

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Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The subadvisers will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.

Futures Contracts Risk

Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement (payment of the gain or loss on the contract). Futures are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price and for other reasons such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Futures markets can be highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Exchanges can limit the number of options that can be held or controlled by the Fund or a subadviser, thus limiting the ability to implement the Fund’s strategies. Futures are also subject to leveraging risk and can be subject to liquidity risk.

Options Contracts Risk

The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument, including a futures contract or swap, at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying instrument. Options are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price and for other reasons such as to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration.

Options are subject to correlation risks. The writing and purchase of options is a highly specialized activity as the successful use of options depends on a subadviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of futures options that can be held or controlled by the Fund or a subadviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk. Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, the Fund is exposed to the risk that buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may also purchase or sell call and put options on a “covered” basis. A call option is “covered” if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated by a Fund’s custodian). As a seller of covered call options, the Fund faces the risk that it will forgo the opportunity to profit from increases in the market value of the security covering the call option during an option’s life.

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Foreign Securities

The Fund may invest in foreign securities. Investing outside the United States involves economic and political considerations not typically applicable to U.S. markets. These considerations, which may favorably or unfavorably affect the Fund’s investment performance, include, but are not limited to, changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, nonnegotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are heightened in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Wilshire and the subadvisers seek to mitigate the risks associated with these considerations through diversification and active professional management.

Geographic Emphasis Risk

A fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region than a fund that invests its assets more broadly. Such developments may include: adverse securities markets; adverse exchange rates; social, political, regulatory, financial, economic or environmental developments; or natural disasters. Such conditions or developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund. The Fund’s investment performance may be particularly susceptible to such conditions and developments if the Fund emphasizes its investments in an emerging market country or region with a number of emerging market countries.

High-Yield (High-Risk) Securities

The Fund may invest in fixed income or convertible securities rated lower than “Baa” by Moody’s or “BBB” by S&P, or unrated securities of comparable quality, which are commonly referred to as “junk bonds” or “high-yield/high-risk” securities. These securities are considered speculative and generally involve a higher risk of loss of principal and income than higher-rated, investment grade securities. The value of these securities generally fluctuates more than those of higher-rated securities. The value of high-yield, high-risk securities may also be influenced by the bond market’s perception of an issuer’s credit quality or its outlook for economic growth. As with any other asset in the Fund’s portfolio, any reduction in the value of such securities would be reflected in the net asset value of the Fund. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal and interest on its holdings. As a result of the associated risks, successful investments in high-yield (high-risk) securities will be more dependent on the subadvisers’ credit analysis than generally would be the case with investments in investment grade securities. Lower-quality securities tend to be less liquid than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities.

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Hybrid Securities

Hybrid instruments combine the characteristics of securities, futures and options. Typically, a hybrid instrument combines a traditional stock, bond or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied to the price of some security, commodity, currency or securities index, or another interest rate or some other economic factor. Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging and increased total return. The risks of such investments would reflect the risks of investing in futures, options and securities, including volatility and illiquidity. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

Investment in Investment Vehicles Risk

Investing in other investment vehicles, including exchange-traded funds (“ETFs”), closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. To the extent the Fund invests in other investment companies or vehicles, the Fund and its shareholders will incur its pro rata share of the underlying investment companies’ or vehicles’ expenses, such as investment advisory and other management expenses, and shareholders will be required to pay the operating expenses of two or more investment vehicles. In addition, the Fund will be subject to the effects of business and regulatory developments that affect an underlying investment company or vehicle or the investment company industry generally. In addition, an underlying investment vehicle may buy the same securities that another underlying investment vehicle sells. If this happens, an investor in the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. In addition, certain of the underlying investment vehicles may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. On the other hand, the underlying investment vehicles may engage in investment strategies or invest in specific investments in which the Fund would not engage or invest directly. The performance of those underlying investment vehicles, in turn, depends upon the performance of the securities in which they invest or the underlying investment which may be managed by a subadviser or its affiliate.

Risks Relating to Inflation-Indexed Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation, a sustained increase in prices that erodes the purchasing power of money. TIPS, or Treasury inflation-protected securities, are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, states, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index (CPI). A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of investments. Because of this inflation-adjustment feature, inflation- protected bonds typically have lower yields than conventional fixed-rate bonds. Municipal inflation bonds generally have a fixed principal amount, and the inflation component is reflected in the nominal coupon. Inflation-protected bonds normally will decline in market price when real interest rates rise. A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and rate of inflation is 2%, the real interest rate is 3%. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses.

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Interest Rate Risk

Investments in fixed income securities are subject to the possibility that interest rates (both in U.S. and foreign) could rise sharply, causing the market value of the Fund’s securities and Fund’s NAV to decline. Market prices of longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds in the Fund, the more the Fund’s NAV will fluctuate in response to interest rate changes. If an issuer calls or redeems an investment during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Investors should note that interest rates currently are at, or near, historic lows, but will ultimately increase, with unpredictable effects on the markets and the Fund’s investments. Securities with floating interest rates, such as syndicated bank loans, generally are less sensitive to interest rate changes, but may decline in market value if their interest rates do not rise as much or as fast as interest rates in general.

Investments in Loans Risk

Loans, such as syndicated bank loans, senior floating rate loans, secured and unsecured loans, second lien or more junior loans, bridge loans and unfunded commitments, may incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk, liquidity risk and risks found with high yield securities. Although some loans are secured by collateral, the collateral may be difficult to liquidate and the market value of the collateral can decline or be insufficient to meet the obligation of the borrower. The Fund could also have its interest subordinated to other indebtedness of the obligor. As a result, a loan may not be fully collateralized and the loan’s market value can decline significantly, which may result in the Fund not receiving payments to which it is entitled.

Loans may offer a fixed rate or floating rate of interest. Loans may decline in market value if their interest rates do not rise as much or as fast as interest rates in general. Loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-rated loans and debt securities (those of less than investment grade quality), involve greater risk of default on interest and principal payments than higher-rated loans and securities. In the event that a non- payment occurs, the market value of that obligation likely will decline. Debt securities rated, for example, below “BBB” category by S&P or “Baa” category by Moody’s are considered to have speculative characteristics and are commonly referred to as “junk bonds.” Junk bonds entail default and other risks greater than those associated with higher-rated securities.

Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for loans and cause their market value to decline rapidly and unpredictably. Furthermore, while the resale, or secondary, market for loans is growing, it is currently limited. There is no organized exchange or board of trade on which loans are traded. Loans often trade in large denominations (typically $1 million and higher), and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the loans in which the Fund may invest will be relatively illiquid. Certain loans may be subject to restrictions on resale or assignment. The Fund may have difficulty in disposing of loans in a timely fashion, which could result in losses to the Fund. Loans may be issued in connection with highly leveraged transactions, such as restructurings, leveraged buyouts, leveraged recapitalizations and other types of acquisition financing. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, such loans may be part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. The Fund values its assets daily. However, because the secondary market for loans is limited, they may be difficult to value. Market quotations may not be readily available for some loans or may be volatile and/or subject to large spreads between bid and ask prices, and valuation may require more research than for other securities. In addition, elements of judgment may play a greater role in valuation than for securities with a more active secondary market because there is less reliable, objective market value data available. The Fund may be in possession of material non-public information about a borrower as a result of its ownership of a loan and/or corporate debt security of a borrower. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, the Fund might be unable to trade securities of such a transaction in a security of such a borrower when it would otherwise be advantageous to do so and, as such, could incur a loss.

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Leverage Risk

The use of derivatives, reverse repurchase agreements, unfunded commitments, tender option bonds and borrowings (typically lines of credit) may create leveraging risk. For example, because of the low margin deposit required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial impact on the Fund’s NAV. Leveraging may cause the Fund’s performance to be more volatile than if it had not been leveraged. To mitigate leveraging risk and otherwise comply with regulatory requirements, the Fund must segregate or earmark liquid assets to meet its obligations under, or otherwise cover, the transactions that may give rise to this risk, including, but not limited to, futures, certain options, swaps and reverse repurchase agreements. Applicable law limits the Fund from borrowing in an amount greater than 33 1/3% of its assets.

The Fund is permitted to borrow money for certain purposes. To the extent that the Fund purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.

Money Market Instruments

Under normal market conditions, the Fund intends to be fully invested. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if a subadviser determines that market conditions warrant, the Fund may also invest, without limitation, in high quality U.S. dollar-denominated money market instruments. The reason for implementing a temporary defensive position is to avoid market losses. However, if market conditions improve, this strategy may result in reducing the potential gains from market upswings, thus reducing the Fund’s ability to achieve its investment objectives.

Mortgage Dollar Rolls

In a mortgage dollar roll transaction, one party sells mortgage-backed securities, principally mortgage TBAs, for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Mortgage dollar rolls may be subject to leverage risks. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains. The benefits of mortgage dollar rolls may depend upon a subadviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.
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Municipal Securities Risk

The Fund’s holdings of municipal securities will be significantly affected by events that affect the municipal bond market, which could include unfavorable legislative or political developments and adverse changes in the financial conditions of state and municipal issuers. Income from municipal bonds held by the Fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal issuer. In addition, a portion of the Fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax. To the extent that the Fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Also, municipal securities backed by current or anticipated revenues from a specific project or assets can be negatively affected by the discontinuance of taxation supporting the project or assets or the inability to collect enough revenue. Because many municipal securities are issued to finance similar projects (especially those relating to education, health care, utilities and transportation), conditions in those sectors can affect the overall municipal market, including proposed federal, state or local legislation involving the financing of, or declining markets or needs for, such projects. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. For example, health care can be hurt by rising expenses, dependency on third party reimbursements, legislative changes and reductions in government spending; electric utilities are subject to governmental rate regulation; and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Municipalities and municipal projects that rely directly or indirectly on federal funding mechanisms may be negatively affected by current budgetary constraints of the federal government. Other national governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, changes in the economic and fiscal condition of an individual municipal issuer can affect the overall municipal market, and market conditions may directly impact the liquidity, marketability and valuation of municipal securities. Also, information related to municipal securities and their risks may be provided by the municipality itself, which may not always be accurate. Investments in municipal securities can be subject to credit, interest rate, prepayment and liquidity risks and can be more volatile than other investments.

Preferred Securities Risk

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock has properties of both an equity and a debt instrument and is generally considered a hybrid instrument. Preferred stock is senior to common stock, but is subordinate to bonds in terms of claims or rights to their share of the assets of the company. Issuers of preferred securities may be in industries that are heavily regulated and that may receive government funding. The value of preferred securities issued by these companies may be affected by changes in government policy, such as increased regulation, ownership restrictions, deregulation or reduced government funding, or other government action.

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Recent Market Events Risk

The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities and in December 2015 the Federal Reserve increased the federal funds rate. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult, and whether the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Regulatory and Legal Risk

U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Repurchase Agreement and Reverse Repurchase Agreement Risk

In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed, or fail to be realized. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount equal to the repurchase price. In a reverse repurchase agreement, the counterparty’s insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the Fund’s NAV. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Leveraging may cause the Fund’s performance to be more volatile than if it had not been leveraged.

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Restricted Securities Risk

Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (“1933 Act”). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities may be illiquid and difficult to value. If the Fund is able to sell the restricted security, the Fund may have to sell the investment at a lower market price than the price at which it is valued for purposes of computing the Fund’s NAV.

Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than the prices at which they are valued for purposes of computing the Fund’s NAV or the prices originally paid by the Fund. The Fund may invest in restricted securities, including securities initially offered and sold without registration pursuant to Rule 144A (“Rule 144A Securities”), securities issued and sold pursuant to Regulation D under the 1933 Act (“Regulation D Securities”) and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the Securities and Exchange Commission pursuant to Regulation S under the 1933 Act (“Regulation S Securities”). Rule 144A Securities and Regulation S Securities generally may be traded freely among certain qualified institutional investors, such as the Fund, and non-U.S. persons, but resale to a broader base of investors in the United States may be permitted only in significantly more limited circumstances. Investing in Rule 144A Securities and other restricted and non-registered securities (such as privately placed securities purchased through transactions complying with the requirements in Regulations D or S) could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities.

Securities Lending

The Fund may lend its investment securities in an amount of up to 33⅓% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions. Any loss in the market price of securities loaned by the Fund that occurs during the term of the loan would be borne by the Fund and would affect the Fund’s investment performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the Fund’s delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower. The Company’s Board of Directors will make arrangements to vote or consent with respect to a material event affecting portfolio securities on loan.

Structured Finance Investments Risk

The Fund’s structured finance investments may consist of residential mortgage- backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) issued by governmental entities and private issuers, asset-backed securities (“ABS”), structured notes, credit-linked notes and other types of structured finance securities. Holders of structured finance securities bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the issuer of the structured finance security, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured finance investments enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured finance securities generally pay their share of the structured finance security issuer’s administrative and other expenses. The prices of indices and securities underlying structured finance securities, and, therefore, the prices of structured finance securities, will be influenced by, and will rise and fall in response to, the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured finance security uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured finance securities owned by the Fund. Certain structured finance securities may be thinly traded or have a limited trading market. Certain structured finance investments’ value and liquidity may be adversely affected by the critical downturn in the sub-prime mortgage lending market in the US. Sub-prime loans, which have higher interest rates, are made to borrowers with low credit ratings or other factors that increase the risk of default. Concerns about widespread defaults on sub-prime loans have also created heightened volatility and turmoil in the general credit markets. As a result, the Fund’s investments in certain structured finance securities may decline in value, their market value may be more difficult to determine, and the Fund may have more difficulty disposing of them.

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The Fund may invest in structured finance securities collateralized by low grade or defaulted loans or securities. Investments in such structured finance securities are subject to the risks associated with below investment grade securities. Such securities are characterized by high risk. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such securities.

The Fund may invest in senior and subordinated classes or residual tranches issued by structured finance vehicles. The payment of cash flows from the underlying assets to senior classes take precedence over those of subordinated classes, and therefore subordinated classes are subject to greater risk. Furthermore, the leveraged nature of subordinated classes may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets.

Structured finance securities are typically privately offered and sold, and thus are not registered under the securities laws. Investments in structured finance securities may be characterized as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.

Segregation Risk

Segregation risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation and offsetting positions will not limit the Fund’s exposure to loss, and the Fund may incur investment risk with respect to the segregated assets and offsetting positions to the extent that, but for the applicable segregation requirement and/or the need for the offsetting positions, the Fund would sell the segregated assets and/or offsetting positions.

Structured Notes Risk

Investments in structured notes involve risks associated with the issuer of the note and the reference instrument. Where the Fund’s investments in structured notes are based upon the movement of one or more factors used as a reference for payments required on the note, including currency exchange rates, interest rates, referenced bonds or stock indices, depending on the use of multipliers or deflators, changes in the applicable factors may cause significant price fluctuations. Additionally, changes in the reference instrument or security may cause the interest rate on the structured note to be reduced to zero, and any further changes in the reference instrument may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference instrument or security underlying the note.

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Temporary Investments

From time to time, in attempting to respond to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies and invest all or a part of its assets in defensive investments. These investments include U.S. government securities and high quality U.S. dollar-denominated money market securities, including certificates of deposit, bankers’ acceptances, commercial paper, short-term debt securities and repurchase agreements. When following a defensive strategy, the Fund may not achieve its investment objectives.

When-Issued Purchases and Forward Commitments

The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Fund to lock in as price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. When the Fund has sold a security pursuant to one of these transactions, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or suffer a loss.

Warrants

The Fund may invest in warrants, which are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. The value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Zero Coupon and Payment-In-Kind Securities Risk

The market value of a zero-coupon or payment-in-kind security, which usually trades at a deep discount from its face or par value, is generally more volatile than the market value of, and is more sensitive to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest in cash periodically. Zero coupon and payment-in-kind securities also may be less liquid than other fixed-income securities with similar maturities and credit quality that pay interest in cash periodically. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the “interest” on payment-in-kind securities will be included in the investing Fund’s taxable income. Accordingly, for the Fund to qualify for tax treatment as a regulated investment company and to avoid certain taxes, the Fund will generally be required to distribute to its shareholders an amount that is greater than the total amount of cash it actually receives with respect to these securities. These distributions must be made from the Fund’s cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make any such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in- kind securities may be more difficult to value than other fixed income securities with similar maturities and credit quality that pay interest in cash periodically.

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Disclosure of Portfolio Holdings

A description of the Company’s policies and procedures relating to disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”) and on the Company’s website at http://advisor.wilshire.com. The Fund’s complete portfolio holdings data will be made available monthly on its website, generally on the first business day following the 20th calendar day after month end. Such information will remain available on the website until the information is filed with the SEC on Form N-Q or Form N-CSR.

MANAGEMENT OF THE FUND

Investment Adviser

Wilshire is the investment adviser for the Fund. Wilshire, formed in 1972, is located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401. As of December 31, 2015, Wilshire’s total assets under advisement were $1.2 trillion. Wilshire also provides investment technology products and investment consulting services. Wilshire conducts its investment decision-making through an investment committee structure. The investment committee consists of senior level investment professionals with significant investment experience. The investment committee is currently comprised of Jason Schwarz, Josh Emanuel, David Zee, Gary Tom, Anthony Wicklund, Nathan Palmer, Ramon Gonzalez, Robert Noe, Erin Simpson, and Elizabeth Yakes. Josh Emanuel is chairman of the investment committee.

The advisory agreement between the Company and Wilshire (the “Agreement”) permits the Board and Wilshire to retain subadvisers for the Fund in certain circumstances without shareholder approval. Under the Agreement, Wilshire may charge annual fees of [*]% of average daily net assets for the first $[*] and [*]% thereafter for the Fund.

[Wilshire has entered into a contractual expense limitation agreement to waive a portion of its management fee to limit expenses of the Fund (excluding taxes, brokerage expenses, dividend expenses on short securities and extraordinary expenses) to [*]% and [*]% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2017. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation.]

A discussion regarding the basis for the Board’s approval of the Agreement will be included in the Company’s Semi-Annual Report to Shareholders dated June 30, 2016.

Wilshire may pay certain financial institutions (which may include banks, securities dealers and other industry professionals) which make the Fund available on their omnibus platforms a “servicing fee” and other non-cash compensation for performing certain administrative service functions for shareholders. These payments and compensation are in addition to fees paid by the Fund. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions’ client Fund shares.

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Wilshire may pay additional compensation, out of profits derived from its management fee and not as an additional charge to the Fund, to certain financial institutions (which may include banks, securities dealers and other industry professionals) for the sale and/or distribution of Fund shares or the retention and/or servicing of Portfolio investors and Portfolio shares (“revenue sharing”). These payments are in addition to any distribution or servicing fees payable under a 12b-1 or service plan of the Fund, any record keeping or sub-transfer agency fees payable by the Fund, or other fees described in the fee table or elsewhere in the prospectus or statement of additional information. Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third party platform or Fund offering list or other marketing programs, including, but not limited to, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting Wilshire access to the financial institution’s sales force; granting Wilshire access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. The level of revenue sharing payments made to financial institutions may be a fixed fee or based upon one or more of the following factors: gross sales, current asset and/or number of accounts of the Fund attributable to the financial institution, or other factors as agreed to by Wilshire and the financial institution or any combination thereof. The amount of these revenue sharing payments is determined at the discretion of Wilshire from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of the Fund available to its customers and may allow the Fund greater access to the financial institution’s customers.

Investment Subadvisers

The SEC has issued an order (the “Order”) to Wilshire and the Company, exempting them from the Investment Company Act of 1940, as amended (the “1940 Act”) requirement to submit to shareholders new or materially amended subadvisory agreements for their approval, and reducing the amount of disclosure required to be provided regarding the fees paid to subadvisers. The Order provides that Wilshire may identify, retain and compensate subadvisers that are not “affiliated persons” of Wilshire, as defined in the 1940 Act, to manage all or portions of the Fund, subject to the Board’s approval. Wilshire is responsible for, among other things, setting the Fund’s investment strategy and structure, identifying subadvisers, ongoing monitoring and evaluation of subadvisers, implementing procedures to ensure that subadvisers comply with the Fund’s investment objectives, policies, guidelines and restrictions, terminating subadvisers (subject to the Board’s approval) and reallocating assets among subadvisers. Shareholders will be notified of, and provided with information regarding, Wilshire’s retention of new subadvisers or any material amendments to subadvisory agreements, within 90 days of either occurrence.

Each subadviser’s fees are paid by Wilshire. A discussion regarding the basis for the Board’s approval of each subadvisory agreement will be available in the Company’s semi-annual report to shareholders dated June 30, 2016.

Guggenheim

Wilshire has entered into a subadvisory agreement with Guggenheim effective April [*], 2016, to manage a portion of the Fund, subject to the supervision of Wilshire and the Board. Guggenheim is located at 100 Wilshire Boulevard, 5th Floor, Santa Monica, California 90401. Guggenheim is an SEC registered investment adviser that provides investment advisory services to institutional clients including public pensions, corporate pensions, foundations, insurance companies and family offices. As of December 31, 2015, the aggregate assets under the investment management and supervision of Guggenheim were approximately $[*]billion. Day to day management of Guggenheim’s portion of the Fund is the responsibility of portfolio managers B. Scott Minerd, Anne B. Walsh, Jeffrey B. Abrams, and James W. Michal.

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Mr. Minerd joined Guggenheim (or its affiliate or predecessor) in May 1998. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania.

Ms. Walsh joined Guggenheim (or its affiliate or predecessor) in 2007. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Mr. Abrams joined Guggenheim (or its affiliate or predecessor) in 2002. Mr. Abrams received a BBA in Finance and a B.A. in History from Emory University.

Mr. Michal joined Guggenheim (or its affiliate or predecessor) in 2008. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of shares in the Fund.

Service and Distribution Plan

The Fund has adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for its Investment Class shares (the “Plan”). The Plan authorizes payments by the Investment Class Shares annually of up to [0.25]% of the average daily net assets attributable to the Fund’s Investment Class Shares to finance distribution of those shares and services to its shareholders. Payments may be made under the Plan to securities dealers and other financial intermediaries who provide services such as answering shareholders’ questions regarding their accounts, providing shareholders with account statements and trade confirmations and forwarding prospectuses and shareholder reports. Distribution expenses covered by the Plan include marketing and advertising expenses and the costs of printing prospectuses for prospective investors. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost more than other types of sales charges.

The Fund has also adopted a shareholder services plan for both its Investment Class Shares and Institutional Class Shares for certain non-distribution shareholder services provided by financial intermediaries. The shareholder services plan authorizes annual payments of up to [0.20]% and [0.15]% shares of the average daily net assets attributable to the Investment Class Shares and Institutional Class Shares, respectively.

SHAREHOLDER INFORMATION

How To Buy Fund Shares

You may buy shares without a sales charge on any day when the NYSE is open for business (referred to as a business day). We reserve the right to reject or limit any purchase order or suspend the offering of the Fund’s shares if we believe it is in the Fund’s best interests to do so. The Fund does not issue share certificates.

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Minimum Investments

The minimum initial investments in the Fund are as follows:

•	Investment Class Shares. The minimum initial investment in the Fund is $2,500 or $1,000 if you are a client of a securities dealer, bank or other financial institution which has made an aggregate minimum initial purchase for its customers of at least $2,500. Subsequent investments for the Fund must be at least $100. The minimum investments do not apply to certain employee benefit plans.

•	Institutional Class Shares. The minimum initial investment is $250,000 for the Fund. Subsequent investments must be at least $100,000.

We may set different investment minimums for certain securities dealers, banks, and other financial institutions that provide omnibus processing for the Fund in fee-based mutual fund programs.

Your initial investment must be accompanied by an Account Application. You may obtain an Account Application by calling 1-888-200-6796 or by downloading a copy from the Company’s website. We may waive or change investment minimum requirements at any time.

You may purchase shares through your financial adviser or brokerage account simply by telling your adviser or broker that you wish to purchase shares of the Fund. Your adviser or broker will then transmit a purchase order and payment to the Fund on your behalf. Your adviser or broker may require a different minimum investment or impose additional limitations on buying and selling shares and may charge a service or transaction fee.

You also may purchase shares directly from us as follows:

(1)            Checks. Checks should be made payable to “Wilshire Mutual Funds, Inc.” For subsequent investments, your Portfolio account number should appear on the check. Payments should be mailed to:

Wilshire Mutual Funds, Inc.
P.O. Box 219512
 Kansas City, MO 64121-9512

If you are mailing via overnight courier:

Wilshire Mutual Funds, Inc.
c/o DST Systems, Inc.
430 W. 7th Street
 Kansas City, MO 64105

Include your investment slip or, when opening a new account, your Account Application, indicating the name of the Fund. No investments may be made with third party checks, credit cards, credit card checks, cash, traveler’s checks, money orders, bank drafts and cashier’s checks.

(2)            Wire Payments. You can purchase shares by wire if your bank account is maintained at a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Send funds by wire to:

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UMB Bank
ABA: 101000695
Wilshire Mutual Funds, Inc.
 DDA: 9871737314
FFC: [Insert shareholder name(s) and account number]

If your initial purchase of the Fund’s shares is by wire, please call 1-888-200-6796 before completing your wire payment to obtain your Fund account number. Please include your Fund account number on the Account Application and promptly mail the Account Application to us, as no redemptions will be permitted until the Account Application is received. Your bank may charge a wire fee.

(3)            Accumulation Plan (Investment Class Shares only). The Accumulation Plan permits you to purchase shares (minimum of $100 per transaction) at regular intervals. This may be a convenient way for you to invest for long-term and intermediate financial goals. Shares are purchased by electronically transferring funds from the bank account you designate. Your bank account will be debited in an amount you specify, and shares will be purchased once a month, on either the first or fifteenth day, or twice a month, on both days, however you designate. You may only designate an account maintained at a domestic financial institution which is an Automated Clearing House member. To establish an Accumulation Plan account, you must file an authorization form with us. You may obtain the necessary authorization form by calling 1-888-200-6796. You may cancel your participation in the Accumulation Plan or change the amount of purchase at any time by mailing written notification to Wilshire Mutual Funds, Inc., c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105. The notification will be effective three business days after we receive it. We may modify or terminate this privilege at any time or charge a service fee. No such fee currently is charged.

How To Sell Fund Shares

You may sell your shares back to the Fund (known as redeeming shares) on any business day without a redemption fee.

Please note that the Company seeks to prohibit short-term trading, as described under “Right to Reject Purchase or Exchange Orders” below, and if you redeem newly purchased shares, the Company reserves the right to reject any further purchase orders from you. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Fund to suspend redemptions. We reserve the right to impose a redemption fee in the future.

You may redeem your shares in the Fund as follows:

(1)            By Telephone. You may redeem your shares by telephone if you have authorized telephone redemptions on your Account Application. Call 1-888-200-6796 with your account number, the amount of redemption and instructions as to how you wish to receive your funds.

•	Telephone Redemption by Check. We will make checks payable to the name in which the account is registered and normally will mail the check to you at your address of record within seven days after we receive your request. Any request for redemption proceeds made within 60 days of changing your address of record must be in writing with the signature guaranteed.

•	Telephone Redemption by Wire. We accept telephone requests for wire redemptions of at least $1,000 of the Fund. We will send a wire to either a bank designated on your Account Application or in a subsequent letter with a guaranteed signature. Your designated bank must be a member of the Federal Reserve System or a correspondent bank. We normally wire proceeds on the next business day after we receive your request.

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•	Automated Clearing House (ACH) Redemption. Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the Account Application. There is no minimum per ACH transfer.

(2)            By Mail. You may also redeem your shares by mailing a request to Wilshire Mutual Funds, Inc., P.O. Box 219512, Kansas City, MO 64121-9512. If you are mailing via overnight courier, send your request to Wilshire Mutual Funds, Inc., c/o DST Systems, Inc. 430 W. 7th Street, Kansas City, MO 64105. We normally will mail a check to you at your address of record within seven days after we receive your request. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you are redeeming, and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all owners must sign. We require a signature guarantee for each signature on your redemption letter (i) if you redeem more than $50,000, or (ii) if the investor’s address of record has changed within the past 60 days.

Signature Guarantees. Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. Please note that a notary public is not an acceptable provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of our shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. Please contact Shareholder Services at 1-888-200-6796 for more information. The Fund participates in the Paperless Legal Program. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation.

Involuntary Redemption. We may redeem all shares in your account if their value falls below $500 in the case of Investment Class Shares or $150,000 in the case of Institutional Class Shares, as a result of redemptions (but not as a result of a decline in their NAV). We will notify you in writing and give you 45 days to increase the value of your account to at least $500 in the case of Investment Class Shares and $150,000 in the case of Institutional Class Shares.

Redemption Proceeds. You cannot redeem shares until we have received your Account Application. If you purchased your shares by check, you may not redeem shares until the check clears, which may take up to 15 business days following purchase. Although we will delay the processing of the redemption until the check clears, your shares will be valued at the next determined NAV after we receive your redemption order.

We may pay your redemption proceeds wholly or partly in securities. This would happen only in the rare instance that Wilshire and the Fund’s subadvisers believe it would be in the Fund’s best interests not to pay redemption proceeds in cash. A distribution of securities in redemption of your shares is a taxable transaction for federal income tax purposes. When you sell these securities you will pay brokerage commissions.

Telephone Transactions. If you authorize telephone transactions, you may be responsible for any fraudulent telephone transaction in your account if the Company and its service providers follow reasonable procedures to protect against unauthorized transactions. All telephone calls are recorded for your protection and you will be asked for information to verify your identification. You may have difficulty reaching us by telephone to request a redemption of your shares. In that case you may mail your redemption request to the address stated above.

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Pricing of Shares

When you purchase shares of either class of the Fund, the price you pay per share is the NAV of the shares next determined after we receive your purchase request and payment. Similarly, the price you receive when you redeem your shares is the NAV of the shares next determined after proper redemption instructions are received. We calculate the NAV per share of each class of the Fund at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time) on each business day. Fund shares are not priced on the days on which the NYSE is closed for trading. NAV per share of a class of shares of the Fund is calculated by adding the value of the individual securities and other assets held by the Fund subtracting the liabilities of the Fund attributable to that class, and dividing by the total number of the shares outstanding of that class of the Fund.

A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on the NASDAQ system are valued at the official NASDAQ closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Company’s pricing agent, if available, and otherwise are valued at amortized cost if the Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures established by the Board or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company, or the Company’s Valuation Committee. Securities whose values are considered unreliable because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security.

How to Exchange Portfolio Shares

You may exchange your shares in the Fund for shares of the same class of another series of Wilshire Mutual Funds, Inc. (each, including the Fund, a “Portfolio” and collectively the “Portfolios”). You also may exchange shares of one class for shares of another class of the Fund, provided you meet the eligibility requirements (including minimum investment amounts) for purchase. Shares will be exchanged at their NAV next determined after the exchange request is received. Note that exchanges from one Portfolio to another Portfolio are taxable transactions for federal income tax purposes while exchanges from one class to another class of the same Portfolio are not taxable transactions. The Company currently offers in other prospectuses other classes of shares of the Portfolios, which are subject to the same management fees and other expenses but may be subject to different distribution and/or shareholder servicing fees.

You may exchange shares through your financial adviser or broker or directly through the Company as follows:

36

(1)            By Mail. You may make an exchange by writing to Wilshire Mutual Funds, Inc., P.O. Box 219512, Kansas City, MO 64121-9512. Your letter should state the name of the Portfolio and share class you are exchanging, the number of shares you are exchanging and the name of the Portfolio and share class you are acquiring, as well as your name, account number and taxpayer identification or social security number. The signature of all owners exactly as registered on the account must be included on written requests.

(2)            By Telephone. Call us at 1-888-200-6796 and provide the information stated above under “By Mail”. To exchange shares by telephone, you must have authorized telephone transactions on your Account Application.

•	We reserve the right to reject any exchange request in whole or in part.

•	We may modify or terminate the availability of exchanges at any time with notice to shareholders.

•	You should read the prospectus of a Portfolio whose shares you are acquiring.

Anti-Money Laundering Program

The Company is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Company may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Company may be required to transfer the account or proceeds of the account to a government agency.

Federal law requires the Company to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Fund. The Company may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. The Company reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Company and its agents will not be responsible for any loss resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified.

Right to Reject Purchase or Exchange Orders

You should make purchases and exchanges for investment purposes only. Short-term or other excessive trading into and out of the Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the Board has adopted a policy pursuant to which the Company attempts to prohibit market timing. The Company does not accommodate market timing and reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading. In general, the Company considers redemptions of shares within five days of purchase to be excessive, and it may limit exchange activity to four exchanges within one calendar year period. Exceptions to this limitation may be made for certain redemptions that do not indicate market timing strategies, such as portfolio rebalancing programs of institutional investors and systematic withdrawal programs, subject to approval by the Company’s Chief Compliance Officer. To the extent practicable, such restrictions are applicable to omnibus accounts, as well as accounts held by shareholders directly with the Company. Wilshire contractually requires that financial intermediaries which hold omnibus accounts in the Portfolios provide best efforts in assisting Wilshire in determining whether any market timing activity is occurring, and allowing Wilshire to reject trades from any individuals engaging in what it deems to be excessive trading. If the Company rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

37

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Company to prevent excessive trading, there is no guarantee that the Company or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Company and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Within 30 days of receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention.

DIVIDEND AND DISTRIBUTION INFORMATION

The Fund intends to pay any dividends and capital gains distributions at least once a year. You may have dividends or capital gains distributions of the Fund automatically reinvested at NAV in additional shares of the Fund, or you may elect to receive them in cash. The election will be made at the time you complete your Account Application. You may change this election by notifying us in writing at any time before the record date for a particular dividend or distribution. There are no sales or other charges for the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. Dividends and distributions may differ for different classes of the Fund.

The value of your shares will be reduced by the amount of any dividends and distributions. If you purchase shares shortly before the record date for a dividend or distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

FEDERAL INCOME TAX INFORMATION

The Fund’s distributions will consist of net investment income and capital gains, which are generally taxable to you. Dividends out of net investment income, other than “qualified dividend income,” and distributions of realized net short-term capital gains (i.e., net short-term capital gains in excess of net long-term capital losses) are taxable to you as ordinary income for federal income tax purposes. Distributions of qualified dividend income (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) will generally be taxed to individuals and other noncorporate shareholders at federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are met at both the Fund and shareholder levels. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable to you at long-term capital gain rates, regardless of how long you have held your shares of a Portfolio.

38

The Fund’s distributions will be subject to federal income tax whether you receive them in cash or reinvest them in additional shares of the Fund. Any distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as if received on December 31 of the calendar year declared. The Fund will notify its shareholders each year of the amount and type of dividends and distributions it paid.

When you redeem or exchange shares of the Fund, it generally is considered a taxable event for federal income tax purposes. Any gain or loss you realize upon a redemption or exchange of shares of the Fund will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. Long-term capital gains are taxable to individuals and other noncorporate shareholders at a maximum federal income tax rate of 20%. Your ability to utilize capital losses for federal income tax purposes is subject to various limitations.

An additional 3.8% Medicare tax is imposed on certain net investment income (including dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of shares of a Portfolio) of U.S. individuals, estates and trust to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

When you open an account, Internal Revenue Service (“IRS”) regulations require that you provide your taxpayer identification number (“TIN”), certify that it is correct, and certify that you are not subject to backup withholding under IRS regulations. If you fail to provide your TIN or the proper tax certifications, the Fund is required to withhold 28% of all the distributions (including dividends and capital gain distributions) and redemption proceeds paid to you. The Fund is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be applied to your federal income tax liability and you may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year. Foreign shareholders are subject to different withholding requirements.

This summary of federal income tax consequences is intended for general information only. You should consult a tax adviser concerning the federal, state, local and foreign tax consequences of your investment in the Fund in light of your particular circumstances.

FINANCIAL HIGHLIGHTS

The Fund has not commenced operations as of the date of the prospectus. Therefore no financial highlights are shown for the Fund.

Shareholder Reports

You will receive semi-annual reports dated June 30 and annual reports dated December 31 each year. These reports contain additional information about the Fund’s investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

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Statement of Additional Information

The SAI provides more detailed information about the Fund and is legally considered to be part of this prospectus.

How to Obtain Reports

You can get free copies of annual and semi-annual reports and SAIs on the Company’s website at http://advisor.wilshire.com. You may also request the annual and semi-annual reports, SAIs and other information about the Fund, and discuss your questions about the Fund, by contacting us at:

Wilshire Mutual Funds, Inc.
c/o DST Systems, Inc.
P.O. Box 219512
 Kansas City, MO 64121-9512

 or by calling toll free 1-888-200-6796

You can also review and copy information about the Fund, including the annual and semi-annual reports and SAIs, at the Public Reference Room of the SEC. For information about the Public Reference Room call 1-202-551-8090. You can also obtain copies:

•	For a duplicating fee, by writing to the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549, or by email to publicinfo@sec.gov.

•	Free from the SEC’s EDGAR database on its internet website at http://www.sec.gov.

(Investment Company Act File No. 811-07076)

40

WILSHIRE MUTUAL FUNDS, INC.

[WILSHIRE INCOME FUND]
Investment Class Shares ([Ticker])
Institutional Class Shares ([Ticker])

STATEMENT OF ADDITIONAL INFORMATION

(http://advisor.wilshire.com)

Subject to Completion, Dated January 15, 2016

March 30, 2016

This Statement of Additional Information (“SAI”) provides supplementary information for the shares of the [Wilshire Income Fund] (the “Fund”) of Wilshire Mutual Funds, Inc. (the “Company”).

This SAI is not a prospectus. This SAI should be read in conjunction with the prospectus for the Fund dated [___________], 2016 and is incorporated by reference in its entirety into the prospectus. You can obtain free copies of the prospectus by contacting us at Wilshire Mutual Funds, Inc., c/o DST Systems, P.O. Box 219512, Kansas City, MO 64121-9512, or calling 1-888-200-6796.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TABLE OF CONTENTS

THE FUND	[*]
INVESTMENT POLICIES AND RISKS	[*]
DISCLOSURE OF PORTFOLIO HOLDINGS	[*]
INVESTMENT RESTRICTIONS	[*]
DIRECTORS AND OFFICERS	[*]
PRINCIPAL HOLDERS OF SECURITIES	[*]
INVESTMENT ADVISORY AND OTHER SERVICES	[*]
CODE OF ETHICS	[*]
PROXY VOTING POLICY AND PROCEDURES	[*]
PORTFOLIO TRANSACTIONS	[*]
NET ASSET VALUE	[*]
PURCHASE OF PORTFOLIO SHARES	[*]
REDEMPTION OF PORTFOLIO SHARES	[*]
DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXES	[*]
OTHER INFORMATION	[*]
FINANCIAL STATEMENTS	[*]
APPENDIX A – DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS	[*]

THE FUND

The Company is a diversified, open-end investment management company that currently offers shares of a number of series and classes, including Investment Class Shares and Institutional Class Shares of the Fund. Wilshire Associates Incorporated (“Wilshire”) is the investment adviser for the Fund and [___________________] and Guggenheim Partners Investment Management, LLC (“Guggenheim” and together with [__________], the “Subadvisers”) each have entered into an agreement with Wilshire to serve as a subadviser to the Fund. Terms not defined in this SAI have the meanings assigned to them in the prospectus.

INVESTMENT POLICIES AND RISKS

This section should be read in conjunction with the Fund’s description in its respective prospectus and the Fund’s fundamental and non-fundamental investment policies.

Exchange-Traded Funds. The Fund may purchase shares of exchange-traded funds (“ETFs”). An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Most ETFs are investment companies. Therefore, the Fund’s purchase of ETF shares generally are subject to the risks of the Fund’s investments in other investment companies, which are described below under the heading “Investment Companies.”

Repurchase Agreements. The Fund may invest in repurchase agreements. The Fund will invest in repurchase agreements in accordance with its fundamental investment restrictions. The Fund may temporarily enter into repurchase agreements for defensive purposes during adverse market conditions or to meet large withdrawals. In addition, the Fund only may enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, no more than 15% of the value of the Fund’s net assets would be so invested.

Repurchase agreements are agreements under which the Fund acquires ownership of an obligation (debt instrument or time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. If the seller of a repurchase agreement fails to repurchase this obligation in accordance with the terms of the agreement, the Fund will incur a loss to the extent that the proceeds on the sale are less than the repurchase price. Repurchase agreements usually involve U.S. government or federal agency securities and, as utilized by the Fund, include only those securities in which the Fund may otherwise invest. Repurchase agreements are for short periods, most often less than 30 days and usually less than one week. In entering into a repurchase agreement, a fund is exposed to the risk that the other party to the agreement may be unable to keep its commitment to repurchase. In that event, the Fund may incur disposition costs in connection with liquidating the collateral (i.e., the underlying security). Moreover, if bankruptcy proceedings are commenced with respect to the selling party, receipt of the value of the collateral may be delayed or substantially limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. The Fund believes that these risks are not material inasmuch as the applicable subadviser will evaluate the creditworthiness of all entities with which it proposes to enter into repurchase agreements, and will seek to assure that each such arrangement is adequately collateralized.

Lending Portfolio Securities. The Fund may seek additional income by lending securities on a short-term basis to banks, brokers and dealers. The Fund may return a portion of the income earned to the borrower or a third party which is unaffiliated with the Company and acting as a “placing broker.”

The Securities and Exchange Commission (“SEC”) currently requires that the following lending conditions must be met: (1) the fund must receive from the borrower collateral (cash, U.S. government securities or irrevocable bank letters of credit) equal to at least 100% of the market value of the loaned securities; (2) the borrower must increase the collateral if the market value of the loaned securities rises above the level of the collateral; (3) the fund must be able to terminate the loan at any time; (4) the fund must receive a reasonable return on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, a fund’s board must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) at the time of making a loan, no more than one-third of the fund’s total assets (including the value of the loan collateral) may be on loan.

Even though loans of portfolio securities are collateralized, a risk of loss of the loaned securities exists if an institution that borrows securities from the Fund fails to return the securities and access to the collateral is prevented or delayed.

Reverse Repurchase Agreements and Other Borrowings. The Fund may be authorized to borrow money and may invest in reverse repurchase agreements. If the securities held by the Fund should decline in value while borrowings are outstanding, the net asset value of the Fund’s outstanding shares will decline in value by proportionately more than the decline in value suffered by the Fund’s securities. The Fund may borrow through reverse repurchase agreements under which a fund sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase them at a particular date and price. Reverse repurchase agreements involve the sale of money market or other securities held by the Fund with an agreement to repurchase the securities at an agreed upon price, date and interest payment. If it employs reverse repurchase agreements, the Fund will use the proceeds to purchase other money market securities and instruments eligible for purchase by the Fund either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At the time the Fund enters into a reverse repurchase agreement, it will segregate cash, cash equivalents or any other liquid asset, including equity securities and debt securities, having a value at least equal to the repurchase price. The Fund will generally utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transactions is greater than the interest expense incurred as a result of the reverse repurchase transactions. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with the proceeds of the transaction may decline below the repurchase price of the securities that a fund is obligated to repurchase. The Fund will invest in reverse repurchase agreements in accordance with its fundamental investment restrictions and the limits of the 1940 Act. If the asset coverage for such borrowings falls below 300%, the Fund will reduce, within three days, the amount of its borrowings to provide for 300% asset coverage.

High-Yield (High-Risk) Securities. High- yield (high-risk) securities (hereinafter referred to as “lower-quality securities”) include (i) bonds rated as low as “C” by Moody’s, S&P or by Fitch Ratings Ltd. (“Fitch”); (ii) commercial paper rated as low as “C” by S&P, “Not Prime” by Moody’s, or “Fitch 4” by Fitch; and (iii) unrated debt obligations of comparable quality. Lower- quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower- quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower- quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher- rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower- quality and comparable unrated securities may experience financial stress and may not have sufficient funds to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, a fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly, so will the Fund’s net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities in the marketplace (discussed below in “Liquidity and Valuation”), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would force the Fund to sell the more liquid portion of its portfolio.

Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower-yielding security, which would result in a lower return for the Fund.

Credit Ratings. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower- quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

Investments in lower-quality and comparable unrated obligations may be more dependent on a subadviser’s credit analysis than would be the case with investments in investment-grade debt obligations. The subadvisers employ their own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The subadvisers continually monitor the investments in the Fund portfolio and carefully evaluate whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

Liquidity and Valuation. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund’s net asset value and ability to dispose of particular securities, when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

Warrants. The Fund may invest in warrants. Warrants are instruments that provide the owner with the right to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant’s issuance) and usually during a specified period of time. While warrants may be traded, there is often no secondary market for them. Moreover, they are usually issued by the issuer of the security to which they relate. The Fund will invest in publicly traded warrants only. Warrants do not have any inherent value. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If warrants remain unexercised at the end of the specified exercise period, they lapse and the Fund’s investment in them will be lost.

Convertible Preferred Stocks and Debt Securities. The Fund may invest in convertible preferred stock and debt securities. Certain preferred stocks and debt securities include conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a specified conversion ratio (e.g., two shares of preferred for one share of common stock) at some specified future date or period. The market value of convertible securities generally includes a premium that reflects the conversion right. That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by that premium.

Preferred Equity Redemption Cumulative Stock. The Fund may invest in preferred equity redemption cumulative stock. Preferred equity redemption cumulative stock (“PERCS”) is a form of convertible preferred stock which automatically converts into shares of common stock on a predetermined conversion date. PERCS pays a fixed annual dividend rate which is higher than the annual dividend rate of the issuing company’s common stock. However, the terms of PERCS limit an investor’s ability to participate in the appreciation of the common stock (usually capped at approximately 40%). Predetermined redemption dates and prices set by the company upon the issuance of the securities provide the mechanism for limiting the price appreciation of PERCS.

Adjustable Rate Mortgage Securities. The Fund may invest in adjustable rate mortgage securities. Adjustable rate mortgage securities (“ARMs”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index. ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then-outstanding principal balance of the ARM.

Types of Credit Enhancement. Mortgage-backed securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, these securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to seek to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default seeks to ensure ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security. The Fund will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security. Certain types of structured products may also have structural features, including diversions of cash flow, waterfalls, over-collateralization and other performance tests, and triggers, that may provide credit protection.

Foreign Securities. The Fund may invest in foreign securities. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund’s performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign securities markets, while growing in volume of trading activity, have substantially less volume than the U.S. market, and securities of some foreign issuers are less liquid and more volatile than securities of domestic issuers. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and, at times, volatility of prices can be greater than in the United States. Fixed commissions on some foreign securities exchanges and bid-to-asked spreads in foreign bond markets are generally higher than commissions or bid-to-asked spreads on U.S. markets, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities without delivery may be required in certain foreign markets. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Fund seeks to mitigate the risks associated with the foregoing considerations through continuous professional management.

The Fund may invest in securities of foreign issuers that trade on U.S. exchanges. These investments may include American Depositary Receipts (“ADRs”). ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities. For purposes of the Fund’s investment policies, investments in ADRs will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. Investments in foreign securities have additional risks, including future political and economic developments, possible imposition of withholding taxes on income payable on the securities, the possible establishment of currency exchange controls, adoption of other foreign governmental restrictions and possible seizure or nationalization of foreign assets.

Emerging Markets Securities. The Fund may invest in emerging markets securities. Emerging markets securities are fixed income and equity securities of foreign companies domiciled, headquartered, or whose primary business activities or principal trading markets are located in emerging and less developed markets (“emerging markets”). Investments in emerging markets securities involve special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Costs associated with transactions in emerging markets securities typically are higher than costs associated with transactions in U.S. securities. Such transactions also may involve additional costs for the purchase or sale of foreign currency. Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Many emerging markets have experienced substantial rates of inflation for extended periods. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which, in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund’s portfolio. Expropriation, confiscatory taxation, nationalization and political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur. In addition, the securities laws of emerging market countries may be less developed than those to which U.S. issuers are subject.

Forward Foreign Currency Exchange Contracts. The Fund may invest in foreign currencies. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of fund securities but rather allow a fund to establish a rate of exchange for a future point in time. The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the “Euro” used by certain European Countries) relative to the U.S. dollar in connection with specific fund transactions or with respect to Fund positions.

Dollar Roll Transactions. The Fund may engage in dollar roll transactions, which consist of the sale by the Fund to a bank or broker/dealer (the “counterparty”) of the Government National Mortgage Association (“GNMA”) certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into a commitment to purchase. Dollar rolls may be renewed over a period of several months with a different purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date. The security sold by the Fund that is subject to repurchase at such future date may not be an existing security in the Fund’s holdings. As part of a dollar roll transaction, this is not considered to be a short sale event.

The Fund will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transaction. The Fund will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

Dollar rolls may be treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. A dollar roll involves costs to the Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund’s borrowing.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund’s right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security that is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps floors or collars; and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the subadviser’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The Fund may use Strategic Transactions for non-hedging purposes to enhance potential gain.

Strategic Transactions, including derivative contracts, have risks associated with them, including possible default by the other party to the transaction, illiquidity and, to the extent a subadviser’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it tends to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

In addition to the instruments and strategies discussed in this section, a subadviser may discover additional opportunities in connection with derivatives, strategic transactions and other similar or related techniques. These new opportunities may become available as a subadviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new derivatives, strategic transactions and other techniques are developed. A subadviser may utilize these opportunities and techniques to the extent that they are consistent with the Fund’s respective investment objective and investment limitations and applicable regulatory authorities. These opportunities and techniques may involve risks different from, or in addition to, those summarized herein.

This discussion is not intended to limit the Fund’s investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by the Fund as broadly as possible. Statements concerning what the Fund may do are not intended to limit any other activity. Also, as with any investment or investment technique, even when the Prospectus or this discussion indicates that the Fund may engage in an activity, it may not actually do so for a variety of reasons, including cost considerations.

General Characteristics of Options. The Fund may invest in options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instruments on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund, the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option, on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American-style put or call option may be exercised at any time during the option period thereto. The Fund may purchase and sell exchange-listed options and over-the-counter options (“OTC options”). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the underlying instrument.

The Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options for a particular class or series of options, in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (“Counterparties”) through direct bilateral agreement with the Counterparty. In contracts to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund expects generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the subadviser or adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities “covering” the amount of the Fund’s obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any), are illiquid, and may be subject to the Fund’s, limitation on investing in illiquid securities. If the Fund exceeds the limits specified above, the Fund will take prompt steps to reduce its holdings in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio, or will increase the Fund’s income. The sale of put options can also provide income. The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities, indices, currencies and futures contracts. All calls sold by the Fund must be “covered” (i.e., the Fund, must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will sell put options in accordance with the 1940 Act. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

When the Fund purchases a put option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of sale, the mean between the last bid and asked price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in options on securities and indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (“Exchange”), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the OCC may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures primarily as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. The Fund may also engage in futures for speculative purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below.

The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund’s use of financial futures and options thereon will be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission. Typically, maintaining a futures contract or selling an option thereon requires a fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A notice of eligibility for exclusion from the definition of the term “commodity pool operator” has been filed with the National Futures Association with respect to the Fund. If the Fund is no longer able to claim the exclusion, Wilshire would be required to register as a “commodity pool operator” on behalf of the Fund and the Fund and Wilshire would be subject to regulation under the Commodity Exchange Act.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Synthetic Investment Risk. The Fund may be exposed to certain additional risks should a subadviser use derivatives transactions as a means to synthetically implement the Fund’s investment strategies. Customized derivative instruments will likely be highly illiquid, and it is possible that the Fund will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a materially adverse manner. Synthetic investments may be imperfectly correlated to the investment a subadviser is seeking to replicate. There can be no assurance that a subadviser’s judgments regarding the correlation of any particular synthetic investment will be correct. The Fund may be exposed to certain additional risks associated with derivatives transactions should a subadviser use derivatives as a means to synthetically implement the Fund’s investment strategies. The Fund would be subject to counterparty risk in connection with such transactions. If the Fund enters into a derivative instrument whereby it agrees to receive the return of a security or financial instrument or a basket of securities or financial instruments, it will typically contract to receive such returns for a predetermined period of time. During such period, the Fund may not have the ability to increase or decrease its exposure. In addition, such customized derivative instruments will likely be highly illiquid, and it is possible that the Fund will not be able to terminate such derivative instruments prior to their expiration date or that the penalties associated with such a termination might impact the Fund’s performance in a material adverse manner. Furthermore, derivative instruments typically contain provisions giving the counterparty the right to terminate the contract upon the occurrence of certain events, such as a decline in the value of the reference securities and material violations of the terms of the contract or the portfolio guidelines as well as other events determined by the counterparty. If a termination were to occur, the Fund’s return could be adversely affected as it would lose the benefit of the indirect exposure to the reference securities and it may incur significant termination expenses.

Currency Transactions. In general, the Fund’s dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. The Fund, however, can invest up to the 1940 Act limits of its assets in such transactions for non-hedging purposes. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

Except as noted above, the Fund’s dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund’s securities denominated in correlated currencies. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present, or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations, and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of currency futures contracts for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on options on currency futures is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy.

Combined Transactions. The Fund may enter into multiple transactions, which may include multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions (“component” transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of a subadviser, it is in the best interests of a fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on a subadviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors and collars. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specific index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good-faith hedging purposes, the subadviser, the Fund believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to the 1940 Act’s borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by a subadviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowing. The Fund may use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Euro Risk. The Fund may invest in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund may be subject to greater risk of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested may adversely affect the security values and thus the fund’s holdings. A significant number of countries in Europe are member states in the European Union (the “EU”), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the EURO, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

Risks of Strategic Transactions Outside the United States. When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex foreign, political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid, high-grade assets to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid high-grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high-grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid high-grade assets equal to the exercise price.

Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund’s obligations or to segregate liquid high-grade assets equal to the amount of the Fund’s obligation.

OTC options entered into by the Fund including those on securities, currency, financial instruments or indices and OCC-issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments, it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non- cash-settled put, the same as an OCC- guaranteed listed option sold by a fund or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC-issued and exchange listed options sold by a fund, other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund’s net obligations, if any.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligations in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same as or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

The Fund’s activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company. (See “Tax Matters” section).

Notwithstanding the language above, the Fund may segregate cash, cash equivalents or any other liquid asset, including equity securities and debt securities (i.e., not just cash or high grade securities).

Variable and Floating Rate Instruments. The Fund may invest in variable and floating rate instruments. With respect to purchasable variable and floating rate instruments, a subadviser will consider the earning power, cash flows and liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to a demand feature, will monitor their financial status to meet payment on demand. Such instruments may include variable amount demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Fund to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted Fund maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time a fund involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved.

Money Market Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks. The Fund may purchase bank obligations, such as certificates of deposit, bankers’ acceptances and time deposits, including instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches for purposes of the Fund’s investment policies. Investments in short-term bank obligations may include obligations of foreign banks and domestic branches of foreign banks, and also foreign branches of domestic banks.

Mortgage-Backed Securities. The Fund may invest in mortgage- backed securities. Mortgage-backed securities represent interests in pools of mortgage loans made by lenders such as commercial banks and savings and loan institutions. Pools of mortgage loans are assembled for sale to investors by various government-related organizations. There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue.

Mortgage-backed securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA-guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government- sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 7, 2008, the U.S. Treasury announced a federal takeover of FNMA and FHLMC, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. The U.S. Treasury also pledged to make additional capital contributions as needed to help ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. FNMA and FHLMC continue to rely on the support of the U.S. Treasury to continue operations, and it is not known when the conservatorships will be terminated or what changes will be made to their operations following the conservatorships.

Mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed pool; however, statistics published by the Federal Housing Authority indicate that the average life of mortgages with 25- to 30-year maturities (the type of mortgages backing the vast majority of mortgage-backed securities) is approximately 12 years. Mortgage-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (“Mortgage Assets”). Multiclass pass-through securities are equity interests held in a trust composed of Mortgage Assets. Payments of principal and of interest on the Mortgage Assets, and any reinvestment income thereon, provide the capital to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including depositary institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on all classes of CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual class than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow to a particular CMO the lower the anticipated yield will be on that class at the time of issuance relative to prevailing market yields on mortgage-backed securities.

The Fund may invest in CMOs, including but not limited to, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Asset-Backed Securities. The Fund may also invest in “asset-backed securities,” which are securities that represent an interest in a pool of assets. These include secured debt instruments collateralized by automobile loans, credit card loans, home equity loans, manufactured housing loans, syndicated bank loans, and other types of debt providing the source of both principal and interest. On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed rate obligation. The credit quality of an asset-backed security depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the issuer, and the credit quality of the swap counterparty, if any. Asset-backed securities (“ABS”) are subject to risks similar to those discussed above with respect to mortgage-backed securities (“MBS”).

Automobile Receivable Securities. Asset-backed securities may be backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles (“Automobile Receivable Securities”). Since installment sales contracts for motor vehicles or installment loans related thereto (“Automobile Contracts”) typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller’s security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal securities laws give the motor vehicle owner the right to assert against the holder of the owner’s Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

Credit Card Receivable Securities. Asset-backed securities may be backed by receivables from revolving credit card agreements (“Credit Card Receivable Securities”). Credit balances on revolving credit card agreements (“Accounts”) are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder, and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders’ payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other Asset-backed securities, Accounts are unsecured obligations of the cardholder.

Methods of Allocating Cash Flows. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes (See “Types of Credit Support”). Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called “strips” (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security) and securities with a class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future.

Types of Credit Support. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. Examples of asset- backed securities with credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have “reserve portfolios” (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been “over collateralized” (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

Structured Notes. The Fund may invest in structured notes. Structured notes are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date. Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note would default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes. If one of the underlying corporate credit instruments defaults, the Fund may receive the security or credit instrument that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

Credit-Linked Notes. The Fund may invest in credit-linked notes. Credit-linked notes are a type of structured note. The difference between a credit default swap and a credit-linked note is that the seller of a credit-linked note receives the principal payment from the buyer at the time the contract is originated. Through the purchase of a credit-linked note, the buyer assumes the risk of the reference asset and funds this exposure through the purchase of the note. The buyer takes on the exposure to the seller to the full amount of the funding it has provided. The seller has hedged its risk on the reference asset without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit-linked note at an agreed-upon interest rate and a return of principal at the maturity date.

Credit-linked notes are subject to the credit risk of the corporate credits referenced by the note. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, and the Fund’s principal investment would be reduced by the difference between the original face value of the reference security and the current value of the defaulted security. Credit-linked notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit-linked note will default or become bankrupt. The Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked note.

Collateralized Debt Obligations (“CDOs”). The Fund may invest in CDOs. A CDO is an asset-backed security whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation (“CBO”). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation (“CLO”). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described with respect to certain mortgage-related and asset-backed securities. The value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

A CLO is a trust or other special purpose entity that is comprised of or collateralized by a pool of loans, including domestic and non-U.S. senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The loans generate cash flow that is allocated among one or more classes of securities (“tranches”) that vary in risk and yield. The most senior tranche has the best credit quality and the lowest yield compared to the other tranches. The equity tranche has the highest potential yield but also has the greatest risk, as it bears the bulk of defaults from the underlying loans and helps to protect the more senior tranches from risk of these defaults. However, despite the protection from the equity and other more junior tranches, more senior tranches can experience substantial losses due to actual defaults and decreased market value due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

Normally, CLOs are privately offered and sold and are not registered under state or federal securities laws. Therefore, investments in CLOs may be characterized as illiquid securities; however, an active dealer market may exist for CLOs allowing a CLO to qualify for transactions pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”). CLOs normally charge management fees and administrative expenses, which are in addition to those of the Fund.

The riskiness of investing in CLOs depends largely on the quality and type of the collateral loans and the tranche of the CLO in which the Fund invests. In addition to the normal risks associated with fixed-income securities (such as interest rate risk and credit risk), CLOs carry risks including, but are not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLO tranches that are subordinate to other tranches; and (iv) the complex structure of the CLO may not be fully understood at the time of investment or may result in the quality of the underlying collateral not being fully understood and may produce disputes with the issuer or unexpected investment results. In addition, interest on certain tranches of a CLO may be paid in-kind (meaning that unpaid interest is effectively added to principal), which involves continued exposure to default risk with respect to such payments. Certain CLOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, but such enhancement may not always be present and may fail to protect the Fund against the risk of loss due to defaults on the collateral. Certain CLOs may not hold loans directly, but rather, use derivatives such as swaps to create “synthetic” exposure to the collateral pool of loans. Such CLOs entail the risks of derivative instruments.

Corporate Bonds. The Fund may invest in corporate bonds. Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the bonds may be zero coupons. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Corporate bonds usually yield more than government or agency bonds due to the presence of credit risk.

The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the market place, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

Distressed Company Risk. The Fund may invest in securities of distressed companies that may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers’ continuing ability to make principal and interest payments. Issuers of distressed company securities may also be involved in restructurings or bankruptcy proceedings that may not be successful. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a debt security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

U.S. Government Obligations. The Fund may invest in U.S. government obligations. U.S. government obligations are direct obligations of the U.S. government and are supported by the full faith and credit of the U.S. government. U.S. government agency securities are issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. Some of these securities are backed by the full faith and credit of the U.S. government; others are backed by the agency’s right to borrow a specified amount from the U.S. Treasury; and still others, while not guaranteed directly or indirectly by the U.S. government, are backed with collateral in the form of cash, Treasury securities or debt instruments that the lending institution has acquired through its lending activities. Examples of the types of U.S. government obligations which the Fund may hold include U.S. Treasury bills, Treasury instruments and Treasury bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export- Import Bank of the United States, the Small Business Administration, FNMA, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, FHLMC, the Federal Intermediate Credit Banks, the Maritime Administration, the International Bank of Reconstruction and Development (the “World Bank”), the Asian-American Development Bank and the Inter-American Development Bank.

Supranational Organization Obligations. The Fund may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

Municipal Securities. The Fund may invest in municipal securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the payments from which, in the opinion of bond counsel to the issuer, are excludable from gross income for Federal income tax purposes (“Municipal Bonds”). The Fund may also invest in Municipal Bonds that pay interest excludable from gross income for purposes of state and local income taxes of the designated state and/or allow the value of the Fund’s shares to be exempt from state and local taxes of the designated state. The Fund may also invest in securities not issued by or on behalf of a state or territory or by an agency or instrumentality thereof, if the Fund’s subadviser believes such securities to pay interest excludable from gross income for purposes of Federal income tax and state and local income taxes of the designated state and/or state and local personal property taxes of the designated state (“Non-Municipal Tax-Exempt Securities”). Non-Municipal Tax-Exempt Securities could include trust certificates or other instruments evidencing interest in one or more long term municipal securities. Non-Municipal Tax- Exempt Securities also may include securities issued by other investment companies that invest in Municipal Bonds, to the extent such investments are permitted by applicable law.

The Fund cannot guarantee the accuracy of any opinion issued by bond counsel regarding the tax-exempt status of a Municipal Bond. Furthermore, there can be no guarantee that the Internal Revenue Service (“IRS”) will agree with such counsel’s opinion. The value of Municipal Bonds may also be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of Municipal Bonds or the rights of Municipal Bond holders in the event of a bankruptcy. From time to time, Congress has introduced proposals to restrict or eliminate the federal income tax exemption for interest on Municipal Bonds. State legislatures may also introduce proposals that would affect the state tax treatment of the Fund’s distributions. If such proposals were enacted, the availability of Municipal Bonds and the value of the Fund’s holdings would be affected, and the investment objectives and policies of the Fund would likely be re-evaluated.

Investments in Municipal Bonds present certain risks, including credit, interest rate, liquidity, and prepayment risks. Municipal Bonds may also be affected by local, state, and regional factors, including erosion of the tax base and changes in the economic climate. In addition, municipalities and municipal projects that rely directly or indirectly on federal funding mechanisms may be negatively affected by actions of the federal government including reductions in federal spending, increases in federal tax rates, or changes in fiscal policy.

The marketability, valuation or liquidity of Municipal Bonds may be negatively affected in the event that states, localities or their authorities default on their debt obligations or other market events arise, which in turn may negatively affect the Fund’s performance, sometimes substantially. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal issuers in a particular state, territory, or possession could affect the market value or marketability of Municipal Bonds from any one or all such states, territories, or possessions.

The value of Municipal Bonds may also be affected by uncertainties with respect to the rights of holders of Municipal Bonds in the event of bankruptcy. Municipal bankruptcies have in the past been relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among Municipal Bond issuers within a state. These legal uncertainties could affect the Municipal Bond market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the Municipal Bonds held by the Fund.

The Fund may also invest in taxable municipal bonds that do not qualify for federal support. Taxable municipal bonds are municipal bonds in which interest paid to the bondholder does not qualify as tax-exempt for federal tax purposes because of the use to which the bond proceeds are put by the municipal borrower. Although taxable municipal bonds are subject to federal taxation, they may not be subject to taxation by the state in which the municipal issuer is located.

Municipal Bond Insurance. The Fund may purchase a Municipal Bond that is covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either: (i) the issuer at the time the Municipal Bond is issued (primary market insurance); or (ii) another party after the bond has been issued (secondary market insurance). Both of these types of insurance seek to guarantee the timely and scheduled repayment of all principal and payment of all interest on a Municipal Bond in the event of default by the issuer, and cover a Municipal Bond to its maturity, typically enhancing its credit quality and value.

Even if a Municipal Bond is insured, it is still subject to market fluctuations, which can result in fluctuations in the Fund’s share price. In addition, a Municipal Bond insurance policy will not cover: (i) repayment of a Municipal Bond before maturity (redemption); (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond; or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a Municipal Bond issue whereby part of the Municipal Bond issue may be retired before maturity.

Some of the Municipal Bonds outstanding are insured by a small number of insurance companies, not all of which have the highest credit rating. As a result, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. If the Municipal Bond is not otherwise rated, the ratings of insured bonds reflect the credit rating of the insurer, based on the rating agency’s assessment of the creditworthiness of the insurer and its ability to pay claims on its insurance policies at the time of the assessment. While the obligation of a Municipal Bond insurance company to pay a claim extends over the life of an insured bond, there is no assurance that Municipal Bond insurers will meet their claims. A higher-than-anticipated default rate on Municipal Bonds (or other insurance the insurer provides) could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders.

Commercial Paper. The Fund may purchase commercial paper rated (at the time of purchase) A 1 by S&P or Prime 1 by Moody’s or, when deemed advisable by the Fund’s adviser or subadviser, “high quality” issues rated A 2 or Prime 2 by S&P or Moody’s, respectively. These ratings are described in Appendix A. The Fund may also purchase lower-rated, or unrated, commercial paper.

Commercial paper purchasable by the Fund includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) paper is restricted as to disposition under the federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act.

Asset-Backed Commercial Paper. The Fund may purchase asset-backed commercial paper. Asset-backed commercial paper is commercial paper collateralized by other financial assets. These securities are exposed not only to the risks relating to commercial paper, but also the risks relating to the collateral.

Investment Grade Debt Obligations. The Fund may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., Baa by Moody’s or BBB by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. See Appendix A to this SAI for a description of applicable securities ratings.

When-Issued Purchase and Forward Commitments. The Fund may enter into “when- issued” and “forward” commitments, including TBA purchase commitments, to purchase or sell securities at a fixed price at a future date. When the Fund agrees to purchase securities on this basis, liquid assets equal to the amount of the commitment will be set aside in a separate account. Normally Fund securities to satisfy a purchase commitment will be set aside, and in such a case the Fund, may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitments. It may be expected that the market value of the Fund’s net assets will fluctuate to a greater degree when it sets aside fund securities to cover such purchase commitments than when it sets aside cash.

If deemed advisable as a matter of investment strategy, the Fund may dispose of or renegotiate a commitment after it has been entered into and may sell securities it has committed to purchase before those securities are delivered to the fund on the settlement date. In these cases, a fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, TBA or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The market value of the securities underlying a commitment to purchase securities, and any subsequent fluctuations in their market value, is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Investment Companies. In connection with the management of its daily cash position, the Fund may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations.

Rule 12d1-1, under the 1940 Act, permits a fund to invest an unlimited amount of its uninvested cash in a money market fund so long as such investment is consistent with the Fund investment objectives and policies. As a shareholder in an investment company, the Fund, would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Shares of Other Investment Vehicles. Subject to the requirements of the 1940 Act and the Fund’s investment limitations, the Fund may invest in shares of other investment companies or other investment vehicles, which may include, without limitation, among others, mutual funds, closed-end funds and ETFs such as index-based investments and private or foreign investment funds. The Fund may also invest in investment vehicles that are not subject to regulation as registered investment companies. Additionally, such other investment companies or other investment vehicles may be managed by a subadviser or its affiliate.

The main risk of investing in index-based investment companies is the same as investing in a portfolio of securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded. Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

To the extent the Fund invests in other investment companies, or other investment vehicles, it will incur its pro rata share of the underlying investment companies’ expenses (including, for example, investment advisory and other management fees). In addition, the Fund will be subject to the effects of business and regulatory developments that affect an underlying investment company or the investment company industry generally.

Loans Generally. The Fund may invest in fixed and floating rate loans. Loans may include syndicated bank loans, senior floating rate loans (“senior loans”), secured and unsecured loans, second lien or more junior loans (“junior loans”), bridge loans, unfunded commitments, PIK and toggle loans, and other floating rate loans. Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“borrowers”) and one or more financial institutions and other lenders (“lenders”). A loan in which the Fund may invest typically is structured by an agent bank acting on behalf of a group of lenders to whom the loan will be syndicated. The syndicate of lenders often consists of commercial and investment banks, thrift institutions, insurance companies, finance companies, mutual funds and other institutional investment vehicles or other financial institutions. Typically, the agent bank administers the loan on behalf of all the lenders.

This lender is referred to as the agent bank. The agent bank is primarily responsible for negotiating on behalf of the original lenders the loan agreement which establishes the terms and conditions of the syndicated bank loan and the rights of the borrower and the lenders. The agent bank also is responsible for monitoring collateral, distributing required reporting, and for exercising remedies available to the lenders such as foreclosure upon collateral. In addition, an institution, typically, but not always the agent bank, holds any collateral on behalf of the lenders.

Generally, the Fund may invest in a loan in one of two ways. It may purchase a participation interest, or it may purchase an assignment. Participation interests are interests issued by a lender, which represent a fractional interest in a loan. The Fund may acquire participation interests from a lender or other holders of participation interests. An assignment represents a portion of a loan previously attributable to a different lender. Unlike a participation interest, the Fund will generally become a lender for the purposes of the relevant loan agreement by purchasing an assignment. If the Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lenders. On the other hand, if the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller/issuer of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. Therefore, when the Fund invests in syndicated bank loans through the purchase of participation interests, the subadviser must consider the creditworthiness of the agent bank and any lenders and participants interposed between the Fund and a borrower.

Purchases of syndicated bank loans in the market may take place at, above, or below the par value of a syndicated bank loan. Purchases above par will effectively reduce the amount of interest being received by the Fund through the amortization of the purchase price premium, whereas purchases below par will effectively increase the amount of interest being received by the Fund through the amortization of the purchase price discount. The Fund may be able to invest in syndicated bank loans only through participation interests or assignments at certain times when reduced direct investment opportunities in syndicated bank loans may exist.

A loan may be secured by collateral that, at the time of origination, has a fair market value at least equal to the amount of such loan. The subadviser generally will determine the value of the collateral by customary valuation techniques that it considers appropriate. However, the value of the collateral may decline following the Fund’s investment. Also, collateral may be difficult to sell, and there are other risks which may cause the collateral to be insufficient in the event of a default. Consequently, the Fund might not receive payments to which it is entitled. The collateral may consist of various types of assets or interests including working capital assets or intangible assets. The borrower’s owners may provide additional collateral, typically by pledging their ownership interest in the borrower as collateral for the loan.

In the process of buying, selling and holding loans, the Fund may receive and/or pay certain fees. These fees are in addition to the interest payments received and may include facility fees, commitment fees and commissions. When the Fund buys or sells a loan it may pay a fee.

Loans are subject to the risks associated with other debt obligations, including: interest rate risk, credit risk, market risk, liquidity risk, counterparty risk and risks associated with high yield securities. Many loans in which the Fund may invest may not be rated by a rating agency, will not be registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information with respect to loans will generally be less extensive than that available for registered or exchange-listed securities. The Fund will make an investment in a loan only after the subadviser determines that the investment is suitable for the Fund based on an independent credit analysis. Generally, this means that the subadviser has determined that the likelihood that the borrower will meet its obligations is acceptable.

Additional Information About Senior Bank Loans (“Senior Loans”). The Fund may invest in Senior Loans. The risks associated with Senior Loans of below-investment grade quality are similar to the risks of other lower grade income securities, although Senior Loans are typically senior and secured in contrast to subordinated and unsecured income securities. Senior Loans’ higher standing has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest payments are adjusted for changes in short-term interest rates, investments in Senior Loans generally have less interest rate risk than other lower grade income securities, which may have fixed interest rates.

Economic and other events (whether real or perceived) can reduce the demand for certain Senior Loans or Senior Loans generally, which may reduce market prices and cause the Fund’s net asset value per share to fall. The frequency and magnitude of such changes cannot be predicted.

Loans and other debt instruments are also subject to the risk of price declines due to increases in prevailing interest rates, although floating-rate debt instruments are substantially less exposed to this risk than fixed-rate debt instruments. Interest rate changes may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields. No active trading market may exist for certain Senior Loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded Senior Loans.

Additional Information About Second Lien Loans. The Fund may invest in second lien loans. Second lien loans are subject to the same risks associated with investment in Senior Loans and other lower grade Income Securities. However, second lien loans are second in right of payment to Senior Loans and therefore are subject to the additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second lien loans are expected to have greater price volatility and exposure to losses upon default than Senior Loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second lien loans, which would create greater credit risk exposure.

Additional Information About Subordinated Secured Loans. The Fund may invest in subordinated secured loans. Subordinated secured loans generally are subject to similar risks as those associated with investment in Senior Loans, Second Lien Loans and below investment grade securities. However, such loans may rank lower in right of payment than any outstanding Senior Loans, Second Lien Loans or other debt instruments with higher priority of the borrower and therefore are subject to additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments and repayment of principal in the event of default or bankruptcy after giving effect to the higher ranking secured obligations of the borrower. Subordinated secured loans are expected to have greater price volatility than Senior Loans and second lien loans and may be less liquid.

Additional Information About Unsecured Loans. The Fund may invest in unsecured loans. Unsecured loans generally are subject to similar risks as those associated with investment in Senior Loans, second lien loans, subordinated secured loans and below investment grade securities. However, because unsecured loans have lower priority in right of payment to any higher ranking obligations of the borrower and are not backed by a security interest in any specific collateral, they are subject to additional risk that the cash flow of the borrower and available assets may be insufficient to meet scheduled payments and repayment of principal after giving effect to any higher ranking obligations of the borrower. Unsecured loans are expected to have greater price volatility than Senior Loans, second lien loans and subordinated secured loans and may be less liquid.

Debtor In Possession Loan Risks. DIP financings are subject to additional risks. DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code and must be approved by the bankruptcy court. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. DIP financings are typically fully secured by a lien on the debtor’s otherwise unencumbered assets or secured by a junior lien on the debtor’s encumbered assets (so long as the loan is fully secured based on the most recent current valuation or appraisal report of the debtor). DIP financings are often required to close with certainty and in a rapid manner in order to satisfy existing creditors and to enable the issuer to emerge from bankruptcy or to avoid a bankruptcy proceeding. There is a risk that the borrower will not emerge from Chapter 11 bankruptcy proceedings and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Fund’s only recourse will be against the property securing the DIP financing.

Mortgage Backed Securities (“MBS”) Risks. The Fund may invest in MBS. MBS represent an interest in a pool of mortgages. MBS are subject to certain risks: credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; risks associated with their structure and execution (including the collateral, the process by which principal and interest payments are allocated and distributed to investors and how credit losses affect the return to investors in such MBS); risks associated with the servicer of the underlying mortgages; adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on MBS secured by loans on certain types of commercial properties than on those secured by loans on residential properties; prepayment risk, which can lead to significant fluctuations in the value of the MBS; loss of all or part of the premium, if any, paid; and decline in the market value of the security, whether resulting from changes in interest rates, prepayments on the underlying mortgage collateral or perceptions of the credit risk associated with the underlying mortgage collateral. In addition, the Fund’s level of investment in MBS of a particular type or in MBS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject the Fund to additional risk.

When market interest rates decline, more mortgages are refinanced and the securities are paid off earlier than expected. Prepayments may also occur on a scheduled basis or due to foreclosure. When market interest rates increase, the market values of MBS decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective maturities of these securities. As a result, the negative effect of the rate increase on the market value of MBS is usually more pronounced than it is for other types of debt securities. The Fund may invest in sub-prime mortgages or MBS that are backed by sub-prime mortgages. Moreover, the relationship between prepayments and interest rates may give some high-yielding MBS less potential for growth in value than conventional bonds with comparable maturities. During periods of falling interest rates, the reinvestment of prepayment proceeds by the Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. Because of these and other reasons, MBS’s total return and maturity may be difficult to predict precisely. To the extent that the Fund purchases MBS at a premium, prepayments (which may be made without penalty) may result in loss of the Fund’s principal investment to the extent of premium paid. MBS generally are classified as either CMBS or RMBS, each of which are subject to certain specific risks.

Commercial mortgage-backed securities (“CMBS”) risk. The market for CMBS developed more recently and, in terms of total outstanding principal amount of issues, is relatively small compared to the market for residential single family MBS. CMBS are subject to particular risks. CMBS lack of standardized terms, have shorter maturities than residential mortgage loans and provide for payment of all or substantially all of the principal only at maturity rather than regular amortization of principal. In addition, commercial lending generally is viewed as exposing the lender to a greater risk of loss than residential lending. Commercial lending typically involves larger loans to single borrowers or groups of related borrowers than residential mortgage loans. In addition, the repayment of loans secured by income producing properties typically is dependent upon the successful operation of the related real estate project and the cash flow generated therefrom. Net operating income of an income-producing property can be affected by, among other things: tenant mix, success of tenant businesses, property management decisions, property location and condition, competition from comparable types of properties, changes in laws that increase operating expense or limit rents that may be charged, any need to address environmental contamination at the property, the occurrence of any uninsured casualty at the property, changes in national, regional or local economic conditions and/or specific industry segments, declines in regional or local real estate values, declines in regional or local rental or occupancy rates, increases in interest rates, real estate tax rates and other operating expenses, change in governmental rules, regulations and fiscal policies, including environmental legislation, acts of God, terrorism, social unrest and civil disturbances. Consequently, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on MBS secured by loans on commercial properties than on those secured by loans on residential properties. Additional risks may be presented by the type and use of a particular commercial property. Special risks are presented by hospitals, nursing homes, hospitality properties and certain other property types. Commercial property values and net operating income are subject to volatility, which may result in net operating income becoming insufficient to cover debt service on the related mortgage loan. The exercise of remedies and successful realization of liquidation proceeds relating to CMBS may be highly dependent on the performance of the servicer or special servicer. There may be a limited number of special servicers available, particularly those that do not have conflicts of interest.

Residential mortgage-backed securities (“RMBS”) risk. Credit-related risk on RMBS arises from losses due to delinquencies and defaults by the borrowers in payments on the underlying mortgage loans and breaches by originators and servicers of their obligations under the underlying documentation pursuant to which the RMBS are issued. The rate of delinquencies and defaults on residential mortgage loans and the aggregate amount of the resulting losses will be affected by a number of factors, including general economic conditions, particularly those in the area where the related mortgaged property is located, the level of the borrower’s equity in the mortgaged property and the individual financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure on the related residential property may be a lengthy and difficult process involving significant legal and other expenses. The net proceeds obtained by the holder on a residential mortgage loan following the foreclosure on the related property may be less than the total amount that remains due on the loan. The prospect of incurring a loss upon the foreclosure of the related property may lead the holder of the residential mortgage loan to restructure the residential mortgage loan or otherwise delay the foreclosure process.

Stripped MBS risk. Stripped MBS may be subject to additional risks. One type of stripped MBS pays to one class all of the interest from the mortgage assets (the interest only or IO class), while the other class will receive all of the principal (the principal only or PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the assets underlying the IO class experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, PO class securities tend to decline in value if prepayments are slower than anticipated.

Sub-prime mortgage market risk. The residential mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain mortgages and MBS. Delinquencies and losses on residential mortgage loans (especially sub-prime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have experienced serious financial difficulties or bankruptcy. Largely due to the foregoing, reduced investor demand for mortgage loans and MBS and increased investor yield requirements caused limited liquidity in the secondary market for certain MBS, which can adversely affect the market value of MBS. It is possible that such limited liquidity in such secondary markets could continue or worsen. If the economy of the United States deteriorates further, the incidence of mortgage foreclosures, especially sub-prime mortgages, may increase, which may adversely affect the value of any MBS owned by the Fund.

Any increase in prevailing market interest rates, which are currently near historical lows, may result in increased payments for borrowers who have adjustable rate mortgages. Moreover, with respect to hybrid mortgage loans after their initial fixed rate period, interest-only products or products having a lower rate, and with respect to mortgage loans with a negative amortization feature which reach their negative amortization cap, borrowers may experience a substantial increase in their monthly payment even without an increase in prevailing market interest rates. Increases in payments for borrowers may result in increased rates of delinquencies and defaults on residential mortgage loans underlying the RMBS.

The significance of the mortgage crisis and loan defaults in residential mortgage loan sectors led to the enactment of numerous pieces of legislation relating to the mortgage and housing markets. These actions, along with future legislation or regulation, may have significant impacts on the mortgage market generally and may result in a reduction of available transactional opportunities for the Fund or an increase in the cost associated with such transactions and may adversely impact the value of RMBS.

During the mortgage crisis, a number of originators and servicers of residential and commercial mortgage loans, including some of the largest originators and servicers in the residential and commercial mortgage loan market, experienced serious financial difficulties. Such difficulties may affect the performance of non-agency RMBS and CMBS. There can be no assurance that originators and servicers of mortgage loans will not continue to experience serious financial difficulties or experience such difficulties in the future, including becoming subject to bankruptcy or insolvency proceedings, or that underwriting procedures and policies and protections against fraud will be sufficient in the future to prevent such financial difficulties or significant levels of default or delinquency on mortgage loans.

Cyber Security Risk. Investment companies such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber -attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber security attacks affecting the Fund or its adviser, subadvisers, custodian, transfer agent and other third party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in materials adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

Legislation and Regulation Risk. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, has resulted in a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act covers a broad range of topics, including, among many others: a reorganization of federal financial regulators; the creation of a process designed to ensure financial system stability and the resolution of potentially insolvent financial firms; the enactment of new rules for derivatives trading; the creation of a consumer financial protection watchdog; the registration and regulation of managers of private funds; the regulation of rating agencies; and the enactment of new federal requirements for residential mortgage loans. The regulation of various types of derivative instruments pursuant to the Dodd-Frank Act may adversely affect the Fund or its counterparties. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and issuers of securities in which the Fund invests may also be affected by the new legislation and regulation in ways that are currently unknown and unforeseeable.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted a Dissemination of Portfolio Information Policy (the “Policy”) regarding the disclosure by Wilshire and the Subadvisers of information about the portfolio holdings and characteristics of each series of the Company, including the Fund. Pursuant to the Policy, such information may be made available to the general public by posting on the Company’s website on the first business day following the 20th calendar day after each month end. Other than such disclosure, no portfolio holdings information may be disclosed to any third party except for the following disclosures: (a) to the Company’s administrator, custodian, legal counsel, independent registered public accounting firm and other service providers to enable them to fulfill their responsibilities to the Company; (b) to the Board; (c) to third parties (e.g., broker-dealers) for the purpose of analyzing or trading portfolio securities; (d) to rating agencies and companies that collect and maintain information about mutual funds, subject to confidentiality requirements; (e) as required by law, including in regulatory filings with the SEC; (f) to shareholders of the Company and others, provided such information is publicly available (e.g., posted on the Company’s internet website or included in a regulatory filing); (g) to third parties for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Fund assets and to minimize impact on remaining Fund shareholders; or (h) as approved by the Chief Compliance Officer (“CCO”) of the Company. Any disclosure made pursuant to item (h) above will be reported to the Board at its next quarterly meeting.

The Company, Wilshire and/or the Subadvisers have ongoing business arrangements with the following entities which involve making portfolio holdings information available to such entities as an incidental part of the services they provide to the Company: (i) the Company’s administrator and custodian pursuant to fund accounting and custody agreements, respectively, under which the Company’s portfolio holdings information is provided daily on a real-time basis; (ii) Institutional Shareholder Services, Inc. and Investor Responsibility Research Center, Inc. (“IRRC”), pursuant to proxy voting agreements under which the portfolio holdings information of certain portfolios is provided daily, on a real-time basis; and (iii) the Company’s independent registered public accounting firm and legal counsel to whom the Company provides portfolio holdings information as needed with no lag time.

The release of information is subject to confidentiality requirements. None of the Company, Wilshire, the Subadvisers or any other person receives compensation or any other consideration in connection with such arrangements (other than the compensation paid by the Company to such entities for the services provided by them to the Company). In the event of a conflict between the interests of Fund shareholders and those of the Company, Wilshire, the Company’s principal underwriter, or any of their affiliated persons, the CCO will make a determination in the best interests of the Fund, and will report such determination to the Board at the end of the quarter in which such determination was made.

INVESTMENT RESTRICTIONS

The investment restrictions described below are fundamental policies of the Fund and cannot be changed without the approval of a majority of the Fund’s outstanding voting shares (as defined by the 1940 Act). All percentage limitations apply only at the time of the transaction. Subsequent changes in value or in the Fund’s total assets will not result in a violation of the percentage limitations, with the exception of the limitation on borrowing. The Fund:

(1) may not purchase securities other than the securities in which the Fund is authorized to invest;

(2) may issue senior securities to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

(3) may borrow money to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

(4) may not “concentrate” its investments in a particular industry, except to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

(5) may purchase real estate or any interest therein (such as securities or instruments backed by or related to real estate) to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

(6) may purchase or sell commodities, including physical commodities, or contracts, instruments and interests relating to commodities to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

(7) may make loans to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time;

(8) may not act as an underwriter of securities issued by others, except to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities; and

(9) shall be a “diversified company”, as that term is defined in the 1940 Act, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

The Fund is also subject to the following non-fundamental restriction, which may be changed by the Board of Trustees. The Fund may not invest in the securities of other registered open-end investment companies or registered trusts in reliance on Section 12(d)(1)(F) and Section 12(d)(1)(G) of the 1940 Act but may otherwise invest in the securities of other investment companies, to the extent permitted under the 1940 Act and other applicable laws, rules and regulations, as interpreted, modified, or applied by regulatory authority having jurisdiction from time to time.

DIRECTORS AND OFFICERS

The Board, four of whom are not considered “interested persons” of the Company within the meaning of the 1940 Act (the “Independent Directors”), has responsibility for the overall management and operations of the Company. The Board establishes the Company’s policies and meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Company.

Set forth below are the names of the Directors and executive officers of the Company, their ages, business addresses, positions and terms of office, their principal occupations during the past five years, and other directorships held by them, including directorships in public companies. The address of each Director and officer is 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401.

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/Funds in Complex Overseen by Director	Other Directorships Held by Director Over the Past Five Years
NON-INTERESTED DIRECTORS
Roger A. Formisano, 66	Director	Since 2002	Vice President, University Medical Foundation, (2006 to Present); formerly Director, The Center for Leadership and Applied Business, UW-Madison School of Business; Principal, R.A. Formisano & Company, LLC	11	Integrity Mutual Insurance Company, Wilshire Variable Insurance Trust (4 Funds)
Edward Gubman, 64	Director	Since 2011	Founder and Principal, Strategic Talent Solutions (2004 to Present); Consultant, Gubman Consulting (2001 to 2003); Account Manager and Global Practice Leader, Hewitt Associates (1983 to 2000)	11	Wilshire Variable Insurance Trust (4 Funds)
Suanne K. Luhn, 60	Director	Since 2008	Retired; formerly Chief Compliance Officer, Bahl & Gaynor (investment adviser) (1990 to 2006)	11	Wilshire Variable Insurance Trust (4 Funds)
George J. Zock, 64	Director, Chairperson of the Board	Since 2006	Independent Consultant; Consultant, Horace Mann Service Corporation (2004 to 2005); Executive Vice President, Horace Mann Life Insurance Company and Horace Mann Service Corporation (1997 to 2003)	11	Wilshire Variable Insurance Trust (4 Funds); Armed Forces Insurance Exchange

Name and Age	Position Held with the Company	Term of Office(1) and Length of Time Served	Principal Occupations During the Past Five Years	Number of Funds/Funds in Complex Overseen by Director	Other Directorships Held by Director Over the Past Five Years
INTERESTED DIRECTOR
John C. Hindman, 45	Director	Since 2014	President (since 2012), Chief Financial Officer (2008-2012), Chief Operating Officer (2012) of Wilshire Associates; formerly, Executive Vice President, Allianz Global Investors	11	Wilshire Associates; Wilshire Variable Insurance Trust (4 Funds)
OFFICERS
Jason Schwarz, 40	President	Since 2012	Managing Director, Wilshire Associates Incorporated (Since 2005); Head of Wilshire Funds Management’s Client Service, Sales, Marketing and Distribution functions (Since 2005).	N/A	N/A
Benkai Bouey, [*]	Chief Compliance Officer	Since 2015
Chief Compliance Officer, Wilshire Associates Incorporated. (Since 2012); Attorney, Benkai Bouey, Attorney at Law (2010-2013); Client Relationship Manager, Horizon Asset Management, Inc. (2008 to 2010)
				N/A	N/A
Reena S. Lalji, 43	Secretary	Since 2009	Managing Director and General Counsel, Wilshire Associates Incorporated (Since 2009); Senior Counsel, Royal Bank of Canada (2003 to 2008)	N/A	N/A
Nathan R. Palmer, 38	Vice President	Since 2011
Managing Director, Wilshire Funds Management (Since 2011); Senior Investment Management Associate, Convergent Wealth Advisors (2009 to 2010); Director of Public Markets, Investment Office, California Institute of Technology (2008 to 2009). Treasury Manager, Retirement Investments, Intel Corporation (2004 to 2008)
				N/A	N/A
Michael Wauters, 49	Treasurer	Since 2009	Chief Financial Officer (Since 2012), Controller (2009 to 2012), Wilshire Associates Incorporated; Assistant Vice President- Financial Operations, Pacific Life Insurance Company (2000 to 2009)	N/A	N/A

(1)	Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 70th birthday. Officers are elected by the board on an annual basis to serve until their successors have been elected and qualified.

Qualifications and Experience

The following is a summary of the experience, qualifications, attributes and skills of each Director that support the conclusion, as of the date of this SAI, that each Director should serve as a Director in light of the Company’s business and structure. Each Director also has considerable familiarity with the Wilshire family of investment companies (by service on the Board of the Company and Wilshire Variable Insurance Trust (the “Trust”)), the Adviser and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company directors as a result of his or her substantial prior service as a Director of the Company. References to the qualifications, attributes and skills of Directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having any special expertise and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Roger A. Formisano. Mr. Formisano has served as Director of the Company since 2006 and is chairperson of the Audit Committee. He also has served as a board member of other funds in the Wilshire funds complex since 2002. Mr. Formisano is Vice President of the University Medical Foundation, University of Wisconsin, and Founder and Principal of R.A. Formisano & Company, LLC. He also serves on the Board of Integrity Mutual Insurance Company. Previously, Mr. Formisano was a Professor and Director of the Center for Leadership and Applied Business at the University of Wisconsin - School of Business and was Chief Operating Officer from 1992 to 1999 of United Wisconsin Services (UWZ), a NYSE listed company and served on the Board of Unity Health Insurance Company. The Board of the Company has determined that Mr. Formisano is an “audit committee financial expert” as defined by the SEC.

Edward Gubman, PhD. Mr. Gubman has served as a Director of the Company since 2011 and chairperson of the Valuation Committee since 2012. He has also served as a Board member of other funds in the Wilshire funds complex since 2011. Mr. Gubman is a founding partner of Strategic Talent Solutions, a consulting firm that helps executives with leadership development, talent management and employee engagement. Prior to founding Strategic Talent Solutions in 2004, Mr. Gubman served as a consultant with his own firm, Gubman Consulting, from 2001 to 2003 where he consulted with clients on leadership and talent management. Mr. Gubman worked at Hewitt Associates from 1983 to 2000 in Account Management and as Global Practice Leader where he specialized in talent management and organizational effectiveness. Mr. Gubman is the author of The Talent Solution: Aligning Strategy and People to Create Extraordinary Business Results and The Engaging Leader: Winning with Today’s “Free Agent” Workforce. He is also the Executive Editor of People & Strategy, The Journal of the Human Resource Planning Society since 2008 and is a lecturer in executive education, MBA, MILR and physician leadership programs at The University of Chicago, Cornell University, The University of Dayton, Indiana University, Northwestern University, the University of Minnesota and the University of Wisconsin. From 2009 to the present, Mr. Gubman has served as a Board member, Assistant Treasurer and Chair of the Personnel Committee of the Jewish Family Service of the Desert, and in 2008 served as Advisor to the Presidential Transition Team on the Social Security Administration and as a committee member, National Policy Committee on Retirement Security from 2007 to 2008. Mr. Gubman has served as Chair of the Publications Committee, of The Human Resource Planning Society since 2008, and as a Board member of The Human Resource Planning Society from 2005 to 2008.

John C. Hindman. Mr. Hindman has served as Director of the Company since 2014. He has served as President of Wilshire Associates and Vice Chairman of the Board of Directors since 2008. Prior to joining Wilshire, Mr. Hindman served as executive vice president of finance for Allianz Global Investors. Additionally, Mr. Hindman has served as chief financial officer of Paul Hastings LLP, chief financial officer of eCloser, director and chief executive officer of Cypress Financial Services, and vice president of finance of West Capital Financial Services. Mr. Hindman, a certified public accountant, graduated from the University of Michigan where he earned his bachelor’s degree in Accounting & Economics.

Suanne K. Luhn. Ms. Luhn has served as Director of the Company since 2008 and chairperson of the Investment Committee since 2015. She also has served as a board member of other funds in the Wilshire funds complex since 2008. From 1990 to 2006, she served as Chief Compliance Officer at Bahl & Gaynor, an investment advisory firm. Ms. Luhn served as a portfolio manager from 1983 to 1990, first at Baldwin United Company and later at Scudder, Stevens & Clark, Inc., where she was Director, Socially Responsive Investment Team, Member, Scudder Insurance Asset Management and Member, Institutional Fixed Income Portfolio Management. Ms. Luhn also has experience as Director of Municipal Institutional Sales for Seasongood & Mayer and as Head Trader for Equity and Fixed Income for Scudder, Stevens & Clark, Inc. Ms. Luhn has an MBA in finance.

George J. Zock. Mr. Zock has served as Director of the Company and chairperson of the Board since 2006. He is chairperson of the Nominating Committee. Mr. Zock also has served as a board member of other funds in the Wilshire funds complex since 1996 and was a board member of the predecessor funds to those funds from 1995 to 1996. Mr. Zock, a certified public accountant, is currently an independent consultant and is a member of the Illinois CPA Society. Mr. Zock has held senior executive positions with the Horace Mann Life Insurance Company and Horace Mann Service Corporation, serving as Executive Vice President from 1997 to 2003. Mr. Zock has served as a Director for Armed Forces Insurance Exchange from 2013 to present.

Leadership Structure

The Company’s Board of Directors manages the business affairs of the Company. The Directors establish policies and review and approve contracts and their continuance. The Directors regularly request and/or receive reports from the Adviser, the Company’s other service providers and the Company’s Chief Compliance Officer. The Board is comprised of five Directors, four of whom (including the chairperson) are independent Directors. The independent chairperson, who serves as a spokesperson for the Board, is primarily responsible for facilitating communication among the Directors and between the Board and the officers and service providers of the Company and presides at meetings of the Board. In conjunction with the officers and legal counsel, the independent chairperson develops agendas for Board meetings that are designed to be relevant, prioritized, and responsive to Board concerns. The Board has established four standing committees. The Audit Committee is responsible for monitoring the funds’ accounting policies, financial reporting and internal control system; monitoring the work of the funds’ independent accountants and providing an open avenue of communication among the independent accountants, fund management and the Board. The Nominating Committee is primarily responsible for the identification and recommendation of individuals for Board membership and for overseeing the administration of the Company’s Governance Guidelines and Procedures. The Valuation Committee oversees the activities of the Adviser’s Pricing Committee and fair values Fund securities. The Investment Committee monitors performance of the Funds and the performance of the Adviser and subadvisers. The Company’s day-to-day operations are managed by the Adviser and other service providers. The Board and the committees meet periodically throughout the year to review the Company’s activities, including, among others, fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers. The Board has determined that the Company’s leadership structure is appropriate given the number, size and nature of the funds in the fund complex.

Risk Oversight

Consistent with its responsibility for oversight of the Company and its Funds, the Board, among other things, oversees risk management of each Fund’s investment program and business affairs directly and through the committee structure that it has established. Risks to the Funds include, among others, investment risk, credit risk, liquidity risk, valuation risk and operational risk, as well as the overall business risk relating to the Funds. The Board has adopted, and periodically reviews, policies and procedures designed to address these risks. Under the overall supervision of the Board, the Adviser and other services providers to the Funds also have implemented a variety of processes, procedures and controls to address these risks. Different processes, procedures and controls are employed with respect to different types of risks. These processes include those that are embedded in the conduct of regular business by the Board and in the responsibilities of officers of the Company and other service providers.

The Board requires senior officers of the Company, including the President, Treasurer and Chief Compliance Officer (“CCO”), to report to the full Board on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Treasurer also reports regularly to the Audit Committee on the Company’s internal controls and accounting and financial reporting policies and practices. The Audit Committee also receives reports from the Company’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Company’s CCO, including separate meetings with the independent Directors in executive session, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Company’s compliance program. In addition, the Investment Committee receives reports from the Adviser on the performance of the Funds and the Valuation Committee receives valuation reports and minutes from the Adviser’s Pricing Committee meetings. The Board also receives reports from the Company’s primary service providers on a periodic or regular basis, including the Adviser and subadvisers to the Funds as well as the Company’s custodian, administrator/fund accounting agent, distributor and transfer agent. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as-needed basis.

Committees

The Board has four standing committees—an Audit Committee, a Nominating Committee, an Investment Committee, and a Valuation Committee.

The Audit Committee held four meetings in 2015. The current members of the Audit Committee, all of whom are Independent Directors, include Messrs. Formisano (chairperson), Gubman and Zock and Ms. Luhn.

The Nominating Committee held four meetings in 2015. The current members of the Nominating Committee, all of whom are Independent Directors, include Messrs. Zock (chairperson), Gubman and Formisano and Ms. Luhn. Pursuant to the Company’s Governance Procedures, shareholders may submit suggestions for Board candidates to the Nominating Committee, which will evaluate candidates for Board membership by forwarding their correspondence by U.S. mail or courier service to the Company’s Secretary for the attention of the Chairperson of the Nominating Committee.

The Investment Committee held four meetings in 2015. The current members of the Investment Committee, all of whom are Independent Directors, include Ms. Luhn (chairperson) and Messrs. Gubman, Formisano and Zock.

The Valuation Committee held four meetings in 2015. The current members of the Valuation Committee, one of whom is an Independent Director, include Messrs. Gubman (chairperson) and Hindman. Messrs. Formisano and Zock and Ms. Luhn serve as alternates.

Directors’ Holdings of Fund Shares

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Fund as of December 31, 2015, as well as the aggregate dollar range in all registered investment companies overseen by the Director within the family of investment companies.

Directors Who are Not “Interested Persons” of the Company

Name of Director	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
Roger A. Formisano	None	[None]
Edward Gubman	None	[None]
Suanne K. Luhn	None	[$10,001-$50,000]
George J. Zock	None	[$10,001-$50,000]

* The Fund commenced operations on [____________], 2016.

Director Who is an “Interested Person” of the Company

Name of Director	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
John C. Hindman	None	[None]

* The Fund commenced operations on [____________], 2016.

As of [___________], 2016, the Directors and officers of the Company did not hold in the aggregate, directly and beneficially, more than 1% of the outstanding shares of the Investment Class Shares or Institutional Class Shares of the Fund.

Compensation

The Company and the Trust together pay each Independent Director an annual retainer of $18,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $8,000 and a Committee telephonic meeting fee of $500.

The table below sets forth the compensation paid to the Independent Directors of the Company for the 12 months ended December 31, 2015. The Company does not compensate any of the officers

Trustee	Aggregate Compensation From the Company	Pension Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Company and the Fund Complex*
Roger A. Formisano	$[*]	N/A	N/A	$[*]
Edward Gubman	$[*]	N/A	N/A	$[*]
Suanne K. Luhn	$[*]	N/A	N/A	$[*]
George J. Zock	$[*]	N/A	N/A	$[*]

*	This is the total amount compensated to the Director for his or her service on the Board and the board of any other investment company in the fund complex. “Fund Complex” means two or more registered investment companies that hold themselves out as related companies for purposes of investment and investor services, or have a common investment adviser or are advised by affiliated investment advisers.

PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names and addresses of those shareholders who owned beneficially or of record 5% or more of the outstanding Investment Class Shares or Institutional Class Shares shares of the Fund as of the date of this SAI. Shareholders who have the power to vote a large percentage of shares of the Fund may be in a position to control the Fund and determine the outcome of a shareholder meeting. A shareholder who owns, directly or indirectly, 25% or more of the Fund’s voting securities may be deemed a “control person,” as defined by the 1940 Act.

Shareholders	Percentage Owned
[*]	[*]%

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser and Subadviser

Wilshire is the investment adviser to the Fund pursuant to an Investment Advisory Agreement dated April 1, 2002, as amended [___________], 2016 (the “Advisory Agreement”). Wilshire is controlled by Dennis A. Tito who beneficially owns a majority of the outstanding shares of Wilshire.

Pursuant to subadvisory agreements with Wilshire dated [___________], 2016, [__________] and Guggenheim each manage a portion of the Fund.

Investment Advisory Agreement and Fees

Under the Advisory Agreement, the Company will pay Wilshire annual fees of [*]% of the average daily net assets of the Fund on the first $[*] and [*]% thereafter. All advisory fees are accrued daily.

Wilshire has entered into a contractual expense limitation agreement with the Compamy, on behalf of the Fund, to waive a portion of its management fees or reimburse expenses to limit expenses of the Fund (excluding taxes, brokerage expenses, dividend expenses on short securities, and extra-ordinary expenses) to [*]% and [*]% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. This agreement to limit expenses continues through at least April 30, 2017. To the extent that the Fund’s expenses are less than the expense limitation, Wilshire may recoup the amount of any management fee waived/ expense reimbursed within three years after the year in which Wilshire waived the expenses if the recoupment does not exceed the existing expense limitation that was in place at the time of the fee waiver/expense reimbursement.

The Advisory Agreement provides that Wilshire will act as the investment adviser to the Fund, and may recommend to the Board one or more subadvisers to manage the Fund or portions thereof. Upon appointment of a subadviser, Wilshire will review, monitor and report to the Board regarding the performance and investment procedures of the subadviser, and assist and consult the subadviser in connection with the investment program of the Fund.

The Advisory Agreement provides that Wilshire shall exercise its best judgment in rendering the services to be provided to the Fund under the Advisory Agreement. Wilshire is not liable under the Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by the Fund. Wilshire is not protected, however, against any liability to the Fund or its shareholders to which Wilshire would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Advisory Agreement, or by reason of Wilshire’s reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement will continue in force unless sooner terminated as provided in certain provisions contained in the Advisory Agreement. It is terminable with respect to the Fund without penalty on 60 days’ notice by the Board, by vote of a majority of the Fund’s outstanding shares (as defined in the 1940 Act), or on at least 90 days’ notice by Wilshire. The Advisory Agreement terminates in the event of its assignment (as defined in the 1940 Act).

Investment Subadvisory Agreement and Fees

Under the Subadvisory Agreements, the fees payable to [__________] and Guggenheim with respect to the Fund will be paid exclusively by Wilshire and not directly by the stockholders of the Fund. The Subadvisers are independent contractors and may act as an investment adviser to other clients. Wilshire may retain one or more other subadvisers with respect to any portion of the assets of the Fund other than the portion to be managed by the respective Subadvisers.

No Subadviser will be liable to Wilshire, the Company or any stockholder of the Company for any error of judgment, mistake of law, or loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties, except for liability resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations. Each Subadviser will indemnify and defend Wilshire, the Company, and their representative officers, directors, employees and any person who controls Wilshire for any loss or expense arising out of or in connection with any claim, demand, action, suit or proceeding relating to any material misstatement or omission in the Company’s registration statement, any proxy statement, or any communication to current or prospective investors in the Fund, if such misstatement or omission was made in reliance upon and in conformity with written information furnished by the Subadviser to Wilshire or the Fund. Any claim or controversy arising out of or relating to the Subadvisory Agreement, which is not settled by agreement of the parties, will be settled by arbitration.

Each Subadvisory Agreement will continue in effect unless sooner terminated as provided in the Subadvisory Agreement, so long as it is specifically approved for the Fund at least annually in the manner required by the 1940 Act (currently requiring annual approval by the Board).

Portfolio Managers

The following paragraphs provide certain information with respect to the portfolio managers of the Fund as identified in the prospectus and the material conflicts of interest that may arise in connection with their management of the investments of the Fund, on the one hand, and the investments of other client accounts for which they may have primary responsibility. Certain other potential conflicts of interest with respect to personal trading and proxy voting are discussed below under “Code of Ethics” and “Proxy Voting Policy and Procedures.”

Guggenheim

B. Scott Minerd, Global Chief Investment Officer; Anne B. Walsh, Senior Managing Director and Assistant Chief Investment Officer; Jeffrey B. Abrams, Senior Managing Director; and James W. Michal, Managing Director, are portfolio managers for the Fund. The table below includes details regarding the number of registered investment companies, other pooled investment vehicles, and other accounts managed by Ms. Walsh and Messrs. Minerd, Abrams, and Michal, total assets under management for each type of account, and total assets in each type of account with performance-based advisory fees, as of [December 31, 2015].

Anne B. Walsh

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed With Performance Based Advisory Fee	Total Assets With Performance-Based Advisory Fee (millions)
Registered Investment Companies	[*]	$[*]	[*]	$[*]
Other Pooled Investment Vehicles	[*]	$[*]	[*]	$[*]
Other Accounts	[*]	$[*]	[*]	$[*]

B. Scott Minerd

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed With Performance Based Advisory Fee	Total Assets With Performance-Based Advisory Fee (millions)
Registered Investment Companies	[*]	$[*]	[*]	$[*]
Other Pooled Investment Vehicles	[*]	$[*]	[*]	$[*]
Other Accounts	[*]	$[*]	[*]	$[*]

Jeffrey B. Abrams
Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed With Performance Based Advisory Fee	Total Assets With Performance-Based Advisory Fee (millions)
Registered Investment Companies	[*]	$[*]	[*]	$[*]
Other Pooled Investment Vehicles	[*]	$[*]	[*]	$[*]
Other Accounts	[*]	$[*]	[*]	$[*]

James W. Michal

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed With Performance Based Advisory Fee	Total Assets With Performance-Based Advisory Fee (millions)
Registered Investment Companies	[*]	$[*]	[*]	$[*]
Other Pooled Investment Vehicles	[*]	$[*]	[*]	$[*]
Other Accounts	[*]	$[*]	[*]	$[*]

Conflicts of Interest

General Investment Limitations and Conflicts of Interest. The Fund is subject, directly or indirectly, to various regulatory frameworks that can limit its ability to fully pursue its investment strategies. In addition, Guggenheim is a global asset management and investment advisory organization. Along with its affiliates, Guggenheim provides a wide range of financial services to a substantial and diversified client base. Guggenheim and its affiliates advise clients in various markets and transactions and purchase, sell, hold and recommend a broad array of investments for their own accounts and the accounts of clients and of their personnel and the relationships and products they sponsor, manage and advise. Accordingly, Guggenheim and its affiliates may have direct and indirect interests in a variety of global markets and the securities of issuers in which the Fund may directly or indirectly invest or may cause the Fund to be subject to regulatory limits. As a result, activities and dealings of Guggenheim and its affiliates may affect the Fund in ways that may disadvantage or restrict the Fund or be deemed to benefit Guggenheim and its affiliates.

The following are descriptions of certain conflicts and potential conflicts of interest that may be associated with the financial and other interests that Guggenheim Investments and its affiliates may have in transactions effected by, with or on behalf of the Fund.

Other Activities of Guggenheim Investments. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund on the one hand and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”) on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same indices the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund. In addition, the Fund may be limited in its ability to invest in, or hold securities of, any companies that are controlled by Guggenheim or its affiliates or other accounts managed by Guggenheim or its affiliates, or companies in which Guggenheim or its affiliates has interests or with whom Guggenheim or its affiliates does business.

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and other accounts may devote unequal time and attention to the management of those funds and other accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those funds or other accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and other accounts overseen by a particular portfolio manager have different investment strategies.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. Because of his or her position with the Fund, the portfolio manager knows the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with comparable investment guidelines. An investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. Advice given to, or investment or voting decisions made for, other accounts may affect or conflict with investment decisions made for a Fund. In addition, Guggenheim may develop and implement new trading strategies or seek to participate in new investment opportunities or trading strategies. The opportunities and strategies may not be employed across all funds and other accounts equally, even if the opportunity or strategy is consistent with the investment guidelines of such funds or other accounts.

Guggenheim has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that the portfolio manager manages.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the manager may have an incentive to allocate the investment opportunities that the portfolio manager believes might be the most profitable to accounts with a heavily performance-oriented fee.

Compensation

Compensation Information. Guggenheim compensate portfolio management staff for their management of the Fund’s portfolio. Compensation is evaluated qualitatively based on their contribution to investment performance and factors such as teamwork and client service efforts. Guggenheim’s staff incentives may include: a competitive base salary, bonus determined by individual and firm wide performance, equity participation, co-investment options, and participation opportunities in various investments. Guggenheim’s deferred compensation programs include equity that vests over a period of years. All employees of Guggenheim are also eligible to participate in a 401(k) plan to which a discretionary match may be made after the completion of each plan year.

As of the date of this SAI, Messrs. Minerd, Abrams and Michal and Ms. Walsh did not own any shares of the Fund.

SEC Exemptive Order

The SEC has issued an order (the “Order”) to Wilshire and the Company exempting them from the 1940 Act requirement to submit to stockholders new or materially amended subadvisory agreements for their approval, and reducing the amount of disclosure required to be provided regarding the fees paid to subadvisers. The Order provides that Wilshire may identify, retain and compensate subadvisers that are not “affiliated persons” of Wilshire as defined in the 1940 Act, to manage all or portions of the portfolios of the Company. Wilshire is responsible for, among other things: setting the Fund’s investment strategy and structure; selecting subadvisers; ongoing monitoring and evaluation of subadvisers; implementing procedures to ensure that subadvisers comply with the Fund’s investment objectives, policies and guidelines/restrictions; terminating subadvisers; and reallocating assets among subadvisers. Wilshire may allocate portions of the Fund’s assets among multiple subadvisers with complementary management styles and securities selection disciplines; monitor the performance of each portion of the Fund and the Fund as a whole; and terminate subadvisers to the extent necessary to achieve the overall objective of the Fund. Wilshire’s criteria for termination of a subadviser include (but are not limited to) departure of key personnel; acquisition by a third-party; change in or departure from investment style; inadequate investment processes that could result in inconsistent security selection, valuation or compliance; and the inability over time to maintain above-average performance.

The Order was granted subject to, among other things, the following conditions: (1) prior to becoming effective with respect to a portfolio, the stockholders of such portfolio would approve operation of such portfolio in the manner described above (the stockholders of the Fund approved such operation on March 29, 2002); (2) the portfolio’s prospectus would describe the Order; (3) if a new subadviser were retained or a subadvisory agreement were materially amended, Wilshire would furnish the relevant stockholders within 90 days all the information that would have been provided in a proxy statement soliciting approval of the subadvisory agreement, except for certain fee information; (4) the majority of the Board would be independent, and new Independent Directors would be nominated by such existing Independent Directors; (5) in approving any change in subadviser, the Board would find that such change is in the best interests of the portfolio and its stockholders; (6) Wilshire would provide the Board with information about its profitability with respect to the portfolio on a quarterly basis; (7) whenever a subadviser is retained or terminated, Wilshire would provide an analysis of the effect of the change on its profitability; (8) no Director or officer of the Company or Wilshire would own any interest in any subadviser, subject to certain exceptions; and (9) the Independent Directors of the Company would engage independent counsel to represent them.

Service Agreements

Administrator. The Company has entered into an Administration Agreement, dated May 30, 2008, with SEI Investments Global Funds Services (“SEI” or “Administrator”), a Delaware statutory trust. SEI is located at One Freedom Valley Drive, Oaks, PA 19456 and is an affiliate of the Distributor as defined below. SEI Investments Management Corporation, a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. SEI Investments Management Corporation, and its subsidiaries and affiliates, including the Administrator, are leading providers of portfolio evaluation services, fund accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Under the Administration Agreement, the Administrator provides the Company with portfolio accounting services, administration services and certain other services as may be required by the Company. The Administrator prepares tax returns, reports to the Fund’s shareholders, and reports and filings with the SEC and state securities authorities; prepares ongoing compliance updates; provides consultation to the Company with respect to regulatory matters, including monitoring regulatory and legislative developments that may affect the Fund; assists in the preparation of quarterly board materials; and generally assists in all aspect of the Fund’s operations, other than providing legal or investment advice. The Administrator is paid an asset based fee for these services, subject to certain minimums.

Expenses

All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by SEI, Wilshire or the Distributor as defined below. The expenses borne by the Company include taxes; interest; brokerage fees and commissions, if any; fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of SEI, Wilshire or the Distributor or any of their affiliates; SEC fees; state Blue Sky qualification fees; advisory and administration fees; charges of custodians; transfer and dividend disbursing agents’ fees; certain insurance premiums; industry association fees; outside auditing and legal expenses; costs of maintaining the Company’s existence; costs of independent pricing services; costs attributable to investor services (including, without limitation, telephone and personnel expenses); costs of shareholders’ reports and meetings; costs of preparing and printing prospectuses and SAIs for regulatory purposes and for distribution to existing shareholders; and any extraordinary expenses. Expenses attributable to a particular series or class of shares are charged against the assets of that series or class. Other expenses of the Company are allocated among all series on a basis determined by Wilshire, subject to supervision by the Board, including, but not limited to, proportionately in relation to the net assets of the Fund.

Distributor. Pursuant to a Distribution Agreement dated May 30, 2008, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, is the distributor (the “Distributor”) for the continuous offering of shares of the Company and acts as agent of the Fund in the sale of its shares. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund’s shares.

The Distribution Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Directors of the Company, including the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the Distribution Agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated with respect to the Fund at any time without penalty by the Company or by the Distributor upon 60 days’ notice. Termination by the Company with respect to the Fund may be by vote of a majority of the Board of Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the Distribution Agreement, or a “majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act. The Distribution Agreement may not be amended with respect to the Fund to increase the fee to be paid by the Fund without approval by a majority of the outstanding voting securities of the Fund and all material amendments must in any event be approved by the Board of Directors in the manner described above with respect to the continuation of the Distribution Agreement.

Service and Distribution Plan

The Service and Distribution Plan (the “Plan”) of the Company adopted pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder was approved as to the Investment Class Shares of the Fund by vote of the majority of both (a) the Board and (b) the Independent Directors, in each case cast in person at a meeting called for the purpose of voting on the Plan.

The Investment Class shares of the Fund reimburses the Distributor for its distribution and shareholder services expenses (the “Distribution Fee”) at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Investment Class shares. The Distribution Fee is accrued daily and paid monthly or at such other intervals as the board of the Company shall determine.

The Plan will continue in effect with respect to the Investment Class Shares of the Fund only so long as such continuance is specifically approved at least annually by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended in any material respect unless such amendment is approved by votes of the majority (or whatever other percentage may, from time to time, be required by Section 12(b) of the 1940 Act or the rules and regulations thereunder) of both (a) the Directors of the Company and (b) the Independent Directors, cast in person at a meeting called for the purpose of voting on the Plan, and may not be amended to increase materially the amount to be spent thereunder without such approvals and approval by vote of at least a majority (as defined in the 1940 Act) of the outstanding shares of the Investment Class Shares of the Fund. The Plan may be terminated at any time with respect to the Investment Class Shares of the Fund by vote of a majority of the Independent Directors or by vote of a majority (as defined in the 1940 Act) of the outstanding Investment Class Shares of the Fund.

Shareholder Servicing Plan

The Fund has adopted a shareholder services plan for both its Investment Class Shares and Institutional Class Shares to pay the expenses associated with certain shareholder servicing arrangements with third parties. Payments of such fees to any such shareholder service provider may be made by the Investment Class Shares and Institutional Class Shares annually of up to 0.20% and 0.15%, respectively, of the Fund’s average net assets attributable to the shares held by such service provider.

Custodian

Northern Trust Company (“Northern Trust”), 50 S. LaSalle Street, Chicago, Illinois 60603, serves as custodian of the assets of the Fund. Under the Custody Agreement, Northern Trust maintains the Fund’s securities, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on portfolio securities and performs other ministerial duties as outlined in the Custody Agreement.

Transfer Agent

DST Systems, Inc. (“DST”), 333 W. 11th Street, Kansas City, MO 64105, serves as the Company’s transfer agent and dividend disbursing agent.

Counsel

Vedder Price P.C., 222 North LaSalle Street, Chicago, IL 60601, serves as legal counsel to the Company and the Independent Directors.

Independent Registered Public Accounting Firm

[____________], serves as the Company’s independent registered public accounting firm.

CODE OF ETHICS

The Board has adopted a joint Code of Ethics for the Company and Wilshire (the “Code”) pursuant to Rule 17j-1 under the 1940 Act. The Code restricts the investing activities of Company officers, Directors and advisory persons, and, as described below, imposes additional, more onerous restrictions on Fund investment personnel.

Each person covered by the Code is prohibited from purchasing or selling any security which, to such person’s knowledge, is being purchased or sold (as the case may be), or is being considered for purchase or sale, by the Fund. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, “blackout periods” which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same security, and a ban on short-term trading in securities. Investment personnel are required to preclear any personal securities investment (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment.

In addition, each Subadviser has adopted a code of ethics under Rule 17j-1 under the 1940 Act. This code permits personnel, subject to the conditions of the code, to invest in securities including securities that may be purchased or held by the Fund.

PROXY VOTING POLICY AND PROCEDURES

The Subadvisers have been delegated the responsibility for voting the Fund’s proxies pursuant to the subadvisory agreements. The Subadvisers vote proxies according to proxy voting policies, which are described below. Wilshire monitors each Subadviser’s compliance with its stated policies and reports to the Board annually on any proxies that were not voted in accordance with the Subadviser’s stated policy and any circumstances in which a conflict of interest was identified and how the proxies were voted.

The Company is required to file an annual report of each proxy voted with respect to portfolio securities of the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year. Information regarding how Wilshire or the Subadvisers voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available no later than August 31 of each year (i) without charge, upon request, by calling 1-888-200-6796, or (ii) on the SEC’s website at www.sec.gov.

Certain information regarding the proxy voting policies of each Subadviser are summarized below.

Guggenheim

Guggenheim has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) to guide how Guggenheim votes proxies held in the accounts of its clients.

Generally, Guggenheim will vote proxies in accordance with certain guidelines found in the Proxy Policies (the “Guidelines”), which may be changed or supplemented from time to time. The Guidelines cover such agenda items as the election of directors, ratification of auditors, management and director compensation, anti-takeover mechanisms, mergers and corporate restructuring, and social and corporate policy issues.

The portfolio managers in conjunction with the Director of Operations (or his or her designee) shall be responsible for evaluating and voting proxies in accordance with the Guidelines. Voting decisions not covered by these Guidelines will be made in accordance with other provisions of the Proxy Policies or as may be deemed reasonably appropriate by senior management of Guggenheim.

Guggenheim may occasionally be subject to conflicts of interest in the voting of proxies. Accordingly, it has adopted procedures to identify potential conflicts and to ensure that the vote made is in the best interest of the Fund. These procedures include: (i) on an annual basis, the portfolio manager(s), Director of Operations and CCO will take reasonable steps to evaluate the nature of Guggenheim’s employees’ material business and personal relationships (and those of the Investment Manager’s affiliates) with any company whose securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the CCO any potential conflict that they are aware of (including personal relationships); (iii) prohibiting employees involved in the decision making process or vote administration from revealing how Guggenheim intends to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interest exists, reviewing the proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that Guggenheim voting decision is consistent with Guggenheim’s clients’ best interests.

Guggenheim may not vote proxies in certain circumstances, including situations where: (i) the securities being voted are no longer held by the client; (ii) the proxy and other relevant materials are not received in sufficient time to allow adequate analysis or an informed vote by the voting deadline; or (iii) Guggenheim concludes that the cost of voting the proxy is likely to exceed the expected benefit to the client.

PORTFOLIO TRANSACTIONS

Each Subadviser supervises the placement of orders for the purchase or sale of portfolio securities on behalf of the Fund. In this capacity, each Subadviser allocates portfolio transactions among broker-dealers in the best judgment of the Subadviser and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected may include those that provide statistical data, investment information, economic facts and opinions to the Subadvisers. Information so received is in addition to and not in lieu of services required to be performed by the Subadvisers and their fees are not reduced by the receipt of such supplemental information. Such information may be useful to a Subadviser in serving both the Fund and other clients which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Subadviser in carrying out their obligations to the Fund. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. When transactions are executed in the over-the-counter market, the Fund will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable. Each Subadviser has procedures in place to monitor best execution. The Subadvisers and Wilshire do not consider the sale of Fund shares in selecting brokers to effect Fund transactions.

Although each Subadviser makes investment decisions for the Fund independently from those of its other accounts, investments of the kind made by the Fund may often also be made by such other accounts. When the Fund buys or sells the same security at substantially the same time on behalf of the Fund and one or more other accounts managed by that Subadviser, it allocates available investments by such means as, in its judgment, result in fair treatment. Each Subadviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Fund and its other managed accounts, and the price paid to or received by the Fund and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Fund or the size of the position purchased or sold by the Fund.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates, generally as a result of fluctuating market conditions, are likely to result in comparatively greater brokerage expenses. Recognizing this, each Subadviser attempts to minimize the cost per share of trading while at the same time implementing only those trades necessary to maintain the proper style exposure.

To the extent directed by management of the Fund in writing, Wilshire will direct or suggest to the Subadvisers to execute purchases and sales of portfolio securities for the Fund through brokers or dealers designated by management of the Fund to Wilshire for the purpose of providing direct benefits to the Fund, subject to the Subadvisers seeking best execution. However, brokerage commissions or transaction costs in such transactions may be higher, and the Fund may receive less favorable prices, than those which the Subadvisers could obtain from another broker or dealer, in order to obtain such benefits for the Fund.

NET ASSET VALUE

The NAV per share of each class of the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. ET, on each day the NYSE is open for trading.

The Fund sells and redeems its shares at NAV per share, without a sales or redemption charge. No minimum purchase or redemption amounts apply. The daily NAV of the Fund’s shares is determined by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund less its liabilities. The price at which a purchase is effected is based on the next calculated NAV after the order is received by your insurance company, as described in the product prospectus describing your particular variable annuity contract. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded over-the-counter (other than on the National Association of Securities Dealers Automated Quotation “NASDAQ” System) in the U.S. are valued at the last current sale price. If there are no such sales, the most recent bid quotation is used. Securities quoted on the NASDAQ System, for which there have been sales, are valued at the NASDAQ Official Closing Price. If there are no such sales, the value is the bid quotation. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Foreign securities are converted to U.S. dollars using exchange rates at the close of the NYSE. In the event market quotations are not readily available, securities are valued according to procedures established by the Board or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company, or the Company’s Valuation Committee. Securities whose values are considered unreliable because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee.

Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Company’s pricing agent, if available, and otherwise are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Under the amortized cost method of valuation, the security is initially valued at cost. Then, the Company assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon the sale of the security. When market quotations are not available, securities are valued at fair value as discussed above.

PURCHASE OF PORTFOLIO SHARES

The following information supplements and should be read in conjunction with the section in the prospectus entitled “How to Buy Fund Shares.” The Company does not have any arrangements with any person to permit frequent purchases and redemptions of the Fund’s shares.

Transactions Through Securities Dealers. Fund shares may be purchased and redeemed through securities dealers, which may charge a transaction fee for such services. Some dealers will place the Fund’s shares in an account with their firm. Dealers also may require that the customer invest more than the minimum investment, the customer not request redemption checks to be issued in the customer’s name, the customer not purchase fractional shares, or other conditions.

There is no sales or service charge to individual investors by the Company or by the Distributor, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Company. The Company understands that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; and assistance with inquiries related to their investment. Any such fees may be deducted from the investor’s account monthly and on smaller accounts could constitute a substantial portion of any distribution by the Fund. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. Investors should be aware that they may purchase shares of the Fund directly through the Distributor without any maintenance or service charges, other than those described above.

In-Kind Purchases. Payments for the Fund’s shares may, at the discretion of the Company, be made in the form of securities which are permissible investments for the Fund. For further information about this form of payment, please contact DST. Generally, securities which are accepted by the Company as payment for the Fund’s shares will be valued using the Fund’s procedures for valuing its own shares at the time the Fund’s NAV is next determined after receipt of a properly completed order. All dividends, interest, subscription or other rights pertaining to such securities will become the property of the Fund and must be delivered to the Fund upon receipt from the issuer. The Company will require that (1) it will have good and marketable title to the securities received by it; (2) the securities are in proper form for transfer to the Fund and are not subject to any restriction on sale by the Fund under the 1933 Act, or otherwise; and (3) the Fund receives such other documentation as the Company may, in its discretion, deem necessary or appropriate. Investors may realize a gain or loss for federal income tax purposes on the securities that are used for such a payment.

REDEMPTION OF PORTFOLIO SHARES

The following information supplements and should be read in conjunction with the section in the prospectus entitled “How to Sell Fund Shares.”

Wire Redemption Privilege. By using this privilege, the investor authorizes DST to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor, and reasonably believed by DST to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt if DST receives the redemption request in proper form. Redemption proceeds will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application or Shareholder Services Form, or to a correspondent bank if the investor’s bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor’s bank is necessary to avoid a delay in crediting the funds to the investor’s bank account.

To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to DST. This request must be signed by each shareholder, with each signature guaranteed as described below under “Signatures.”

Signatures. Written redemption requests must be signed by each shareholder, including each holder of a joint account. Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if you redeem more than $50,000, your address of record has changed in the last 60 days, you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a notary public is not an acceptable provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of our shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization. Accounts held by a corporation, trust, fiduciary or partnership, may require additional documentation along with a signature guaranteed letter of instruction. Please contact Shareholder Services at 1-888-200-6796 for more information. The Fund participates in the Paperless Legal Program. Requests received with a Medallion Signature Guarantee will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation.

Redemption Commitment. The Company reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be readily marketable, to the extent available, and would be valued in the same manner as the Fund’s investment securities are valued. If the recipient sold such securities, brokerage charges would be incurred. Receipt of such securities is a taxable event for federal income tax purposes.

Suspension of Redemptions. The Company may suspend the right of redemption with respect to the Fund or postpone the date of payment (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the investments or determination of its NAV is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the shareholders.

New York Stock Exchange Closings. The holidays (as observed) on which the NYSE is closed currently are: New Year’s Day, Presidents’ Day, Rev. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

SHAREHOLDER SERVICES

The following information supplements and should be read in conjunction with the section in the prospectus entitled “Shareholder Information.”

Exchanges. By using the Telephone Exchange Privilege, you authorize DST to act on telephonic instructions from any person representing himself or herself to be you and reasonably believed by DST to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted.

To establish a personal retirement plan by exchange, shares of the Fund being exchanged must have a value of at least the minimum initial investment required for a portfolio into which the exchange is being made. For Keogh Plans, IRAs and IRAs set up under a Simplified Employee Pension Plan (“SEP-IRAs”) with only one participant, the minimum initial investment is $750. To exchange shares held in corporate plans, 403(b)(7) Plans and SEP-IRAs with more than one participant, the minimum initial investment is $100 if the plan has at least $2,500 invested among the portfolios of the Company. To exchange shares held in personal retirement plans, the shares exchanged must have a current value of at least $100.

The exchange service is available to shareholders residing in any state in which shares of a portfolio being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

The Company reserves the right to reject any exchange request in whole or in part. The exchange service may be modified or terminated at any time upon notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences. Investors are therefore advised to consult their tax advisers before making an investment decision.

The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders. Investors are therefore advised to consult their tax advisers before making an investment decision.

Regulated Investment Companies

The Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “IRC. Qualification as a regulated investment company relieves a Portfolio from any liability for federal income taxes to the extent that its earnings are distributed in accordance with the applicable provisions of the IRC. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

As a regulated investment company, the Fund will not be liable for federal income tax provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the IRC requires, among other things, that the Fund (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and net income derived from interests in qualified publicly traded partnerships; (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), of two or more issuers (other than the securities of other regulated investment companies) which the Fund controls and which are determined to be engaged in the same, similar or related trades or businesses, or of one or more qualified publicly traded partnerships; and (c) distribute each taxable year at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) determined without regard to the deduction for dividends paid and net tax-exempt interest income, if any.

The Fund generally will be subject to a nondeductible federal excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all undistributed ordinary income and capital gain net income for previous years. The Fund intends to make timely distributions of its income in compliance with these requirements and anticipate that they will not be subject to the excise tax.

Dividends paid by the Fund from ordinary income, and distributions of the Fund’s net realized short-term capital gains, are generally taxable for federal income tax purposes to its shareholders as ordinary income. Certain distributions to corporate shareholders will be eligible for the 70% dividends received deduction, and distributions to individual and other noncorporate shareholders will be eligible for taxation at long-term capital gain rates, to the extent that the income of the Fund is derived from certain qualifying dividends. Dividend income earned by the Fund will be so eligible only if the Fund has satisfied certain holding period and other requirements. In addition, the shareholder must meet certain holding period and other requirements with respect to his or her Fund shares. After the end of its taxable year, the Fund will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such provisions of the IRC. Net capital gain distributions are not eligible for the dividends received deduction or qualified dividend income treatment.

Under the IRC, any distributions designated as being made from net capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to the Fund’s shareholders as long-term capital gains, regardless of the holding period of the shares held by such shareholders. Such distributions of net capital gains will be designated by the Fund as a capital gains distribution in a written notice to its shareholders. The maximum federal income tax rate applicable to long-term capital gains is 20% for individual and other noncorporate shareholders. Corporate shareholders are taxed on long-term capital gains at the same rates as ordinary income. Dividends and distributions are taxable whether received in cash or reinvested in additional shares of the Fund.

A dividend or distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such dividends or distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the dividends or distributions are declared, rather than the calendar year in which the dividends or distributions are received.

The sale, exchange or redemption of shares of the Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares of the Fund will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund will be disallowed if other shares of the Fund or other substantially identical stock or securities are acquired (including through reinvestment of dividends) within 30 days before or after the disposition. In such a case, the basis of the newly purchased stock or securities will be adjusted to reflect the disallowed loss. A shareholder’s ability to utilize capital losses may be limited by the IRC.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

Any dividend or distribution paid shortly after an investor’s purchase may have the effect of reducing the aggregate NAV of his or her shares below the cost of his or her investment. Such a dividend or distribution would be a return on investment in an economic sense and subject to federal income tax. This is referred to as “buying a dividend.”

Hedging Transactions

Ordinarily, gains and losses realized from portfolio transactions will be treated as a capital gain or loss. All or a portion of the gain realized from engaging in “conversion transactions” may be treated as ordinary income under Section 1258 of the IRC. “Conversion transactions” are defined to include certain futures, option and “straddle” transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury Regulations to be issued in the future.

Under Section 1256 of the IRC, a gain or loss realized by the Fund from certain financial futures transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the sale or lapse of such futures as well as from closing transactions. In addition, any such futures positions that are open at the end of the Fund’s taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

Offsetting positions held by the Fund involving financial futures may constitute “straddles.” Straddles are defined to include “offsetting positions” in actively traded personal property. The federal income tax treatment of straddles is governed by Sections 1092 and 1258 of the IRC, which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the IRC. As such, all or a portion of any short- or long-term capital gain from certain “straddle” and/or conversion transactions may be recharacterized as ordinary income.

If a Portfolio were treated as entering into straddles by reason of its futures transactions, such straddles could be characterized as “mixed straddles” if the futures transactions comprising such straddles were governed by Section 1256 of the IRC. The Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be recharacterized as short-term capital gain, and as a result of the conversion transaction rules, long-term capital gain may be recharacterized as ordinary income.

Under Section 1259 of the IRC, the Fund may recognize gain if it enters into a short sale of, or a forward or futures contract to deliver, the same or substantially identical property relating to an appreciated direct position held by the Fund. Such transactions may be considered constructive sales of the appreciated direct position for federal income tax purposes.

The application of certain requirements for qualification as a regulated investment company and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the Internal Revenue Service may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the Internal Revenue Service (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a regulated investment company and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

Other Investments

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

the Fund may also acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues.

the Fund’s investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

To the extent the Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Because the amount of the Fund’s investments in various countries will change from time to time, it is not possible to determine the effective rate of such taxes in advance. The Fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata share of qualified foreign taxes paid by the Fund, with the result that the Fund’s net investment income will be reduced by the foreign taxes paid by the Fund and the Fund’s shareholders will not be required to include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own federal income tax returns.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions that involve foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing, and character of distributions to shareholders. For example, if the Fund sold a foreign stock or bond and part of the gain or loss on the sale was attributable to an increase or decrease in the value of a foreign currency, then the currency gain or loss may be treated as ordinary income or loss.

Other Tax Information

The Fund may be required to withhold for U.S. federal income taxes 28% of all distributions and redemption proceeds payable to shareholders who fail to provide the Company with their correct taxpayer identification number or to make required certifications, or who have been notified (or if the Company is notified) by the Internal Revenue Service that they are subject to backup withholding. Certain shareholders specified in the IRC are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

The Company may also be subject to state or local taxes in certain states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Company and of shareholders of the Fund may differ from federal income tax treatment. Distributions to shareholders may be subject to additional state and local taxes.

The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

The Foreign Account Tax Compliance Act (“FATCA”) generally requires the Fund to obtain information sufficient to identify the status of each of its shareholders. If a shareholder fails to provide this information or otherwise fails to comply with FATCA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on Fund dividends and distributions and on the proceeds of the sale, redemption, or exchange of Fund shares. The Fund may disclose the information that it receives from (or concerning) its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the investor’s own situation, including investments through an intermediary.

Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The IRC defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation” or former United States real property holding corporation. The IRC defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if the Fund is a United States real property holding corporation (determined without regard to certain exceptions), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Portfolio and (b) distributions received by the Portfolio from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the foreign persons. (However, absent the enactment of legislation, on or after January 1, 2014, this “look-through” treatment for distributions by the Fund to foreign persons applies only to such distributions that are attributable to distributions received by the Portfolio from a lower-tier REIT and are required to be treated as USRPI gain in the Fund’s hands. It is currently unclear whether Congress will extend this provision and what the terms of any such extension would be, including whether any such extension would have retroactive effect.) If the foreign shareholder holds (or has held at any time during the prior year) more than a 5% interest in a class of stock of the Fund, such distributions received by the shareholder with respect to such class of stock will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign persons (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is qualified short-term gain or net capital gain) and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign persons.

In addition, if the Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain.

The foregoing is only a summary of certain federal income tax rules affecting the Fund and its investors. Shareholders should consult their own tax advisers regarding specific questions as to federal, foreign, state or local taxes in light of their particular circumstances.

OTHER INFORMATION

The Company is a Maryland corporation organized on July 30, 1992. It currently has seven portfolios – Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and [Wilshire Income Fund] — each of which has multiple classes of shares.

Each share of the Fund has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares of each class of the Fund have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

Rule 18f-2 under the 1940 Act (“Rule 18f-2”) provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of all series in the matter are identical or that the matter does not affect any interest of such series. However, Rule 18f-2 exempts the selection of independent accountants and the election of Directors from the separate voting requirements of Rule 18f-2. Rule 18f-3 under the 1940 Act (“Rule 18f-3”) makes further provision for the voting rights of each class of shares of an investment company which issues more than one class of voting shares. In particular, Rule18f-3 provides that each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to the class’ arrangement for services and expenses, and shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class.

Shareholders will receive annual and semi-annual reports that include the Fund’s financial statements.

FINANCIAL STATEMENTS

The Fund commenced operations on [____________], 2016. Therefore, as of the date of this SAI, no financial statements are available for the Fund.

APPENDIX A

Description Of Commercial Paper and Bond Ratings

A.	Long-Term Ratings

1.	Moody’s Investors Service — Long-Term Corporate Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note	Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.	Standard and Poor’s — Long-Term Issue Credit Ratings (including Preferred Stock) Issue credit ratings are based, in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note	Obligations rated ‘BB,’ ‘B,’ ‘CCC,’ ‘CC,’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB,’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Note:	Plus (+) or minus (-). The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus(+) or minus (-) sign to show relative standing within the major rating categories.

NR	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

3.	Fitch —Long-Term Rating Scales

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms. In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA:
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA:	Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A:	High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB:	Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB:	Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B:	Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC:	Substantial credit risk. Default is a real possibility.

CC:	Very high levels of credit risk. Default of some kind appears probable.

C:	Exceptionally high levels of credit risk Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a)	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b)	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c)	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD:	Restricted default. ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a)	the selective payment default on a specific class or currency of debt;

b)	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c)	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d)	execution of a distressed debt exchange on one or more material financial obligations.

D:	Default. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non- payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

B.	Preferred Stock Ratings

1.	Moody’s Investors Service

Ratings assigned on Moody’s global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.1

Moody’s differentiates structured finance ratings from fundamental ratings (i.e., ratings on nonfinancial corporate, financial institution, and public sector entities) on the global long-term scale by adding (sf) to all structured finance ratings. The (sf) indicator was introduced on August 11, 2010 and explained in a special comment entitled, “Moody’s Structured Finance Rating Scale.” The addition of (sf) to structured finance ratings should eliminate any presumption that such ratings and fundamental ratings at the same letter grade level will behave the same. The (sf) indicator for structured finance security ratings indicates that otherwise similarly rated structured finance and fundamental securities may have different risk characteristics. Through its current methodologies, however, Moody’s aspire to achieve broad expected equivalence in structured finance and fundamental rating performance when measured over a long period of time.

aaa	An issue that is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa	An issue that is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well- maintained in the foreseeable future.

a	An issue that is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa	An issue that is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba	An issue that is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b	An issue that is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue that is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue that is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

[1]
For certain structured finance, preferred stock and hybrid securities in which payment default events are either not defined or do not match investors’ expectations for timely payment, the ratings reflect the likelihood of impairment (as defined below in this publication) and the expected financial loss in the event of impairment.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:	Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

C.	Short Term Ratings

1.	Moody’s Investors Service

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long- term rating of the issuer, its guarantor or support-provider.

2.	Standard and Poor’s

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics.

Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1	A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short- term compared to other speculative-grade obligors.

B-2	A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3	A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short- term compared to other speculative-grade obligors.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Dual Ratings. Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long- term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

3.	Fitch

The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Note	The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category, to categories below ‘CCC,’ or to short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

WILSHIRE MUTUAL FUNDS, INC.

PART C—OTHER INFORMATION

Item 28.	Exhibits:

(a)	(1)
Articles of Incorporation dated July 30, 1992 are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A which was filed on November 12, 1993 (“Post-Effective Amendment No. 3”).

	(2)	Articles of Amendment dated August 20, 1992 to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 3.

	(3)
Articles Supplementary to the Articles of Incorporation classifying shares of each Series of the Fund are incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A which was filed on April 2, 1996 (“Post-Effective Amendment No. 8”).

	(4)
Articles of Amendment dated May 31, 1996 to the Articles of Incorporation amending the name of the Fund and the name of a class of shares of each Series of the Fund are incorporated by reference to Post-Effective Amendment No. 8.

	(5)
Articles Supplementary dated June 24, 1997 to the Articles of Incorporation establishing and classifying shares of the Intermediate Portfolio Corporate Bond and Long-Term Corporate Bond Portfolio of the Fund are incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A which was filed on July 10, 1997 (“Post-Effective Amendment No. 11”).

	(6)
Articles Supplementary dated June 8, 1998 to the Articles of Incorporation establishing and classifying shares of the Dow Jones Wilshire 5000 Index Portfolio are incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A which was filed on November 2, 1998.

	(7)
Articles Supplementary dated June 7, 1999 to the Articles of Incorporation reclassifying shares of the Dow Jones Wilshire 5000 Index Portfolio are incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A which was filed on July 2, 1999 (“Post-Effective Amendment No. 16”).

	(8)
Articles of Amendment dated July 21, 2003 to the Articles of Incorporation amending the name of the Fund are incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A which was filed on April 29, 2004.

	(9)
Articles Supplementary dated August 24, 2007 to the Articles of Incorporation establishing and classifying shares of the Wilshire Large Cap Core 130/30 Fund are incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A which was filed on August 28, 2007.

	(10)
Articles of Amendment dated October 25, 2007 to the Articles of Incorporation amending the 130/30 Fund are incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A which was filed on November 16, 2007 (“Post-Effective Amendment No. 32”).

	(11)
Articles Supplementary dated February 13, 2008 establishing and classifying shares of the Wilshire/MAXAM Diversity Fund are incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-14 which was filed on February 19, 2008 (“Post-Effective Amendment No. 33”).

(12)
Articles Supplementary dated March 5, 2009 liquidating the Wilshire/MAXAM Diversity Fund are incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A which was filed on April 30, 2009 (“Post-Effective Amendment No. 44”).

	(13)	Articles of Amendment dated April 28, 2009 amending the name of the Index Fund are incorporated by reference to Post-Effective Amendment No. 44.

(14)
Articles of Amendment changing the name of the Wilshire Large Cap Core 130/30 Fund to the Wilshire Large Cap Core Plus Fund dated April 15, 2011 incorporated by reference to Post-Effective Amendment No. 47

(15)
Articles of Amendment changing the name of the Wilshire Large Cap Core Plus Fund to the Wilshire International Equity Fund dated April 2, 2013 incorporated by reference to Post-Effective Amendment No.54

	(16)	Articles Supplementary to the Articles of Incorporation establishing and classifying shares of the Wilshire Income Fund to be filed by amendment.

(b)	(1)	By-Laws dated July 30, 1992, as revised September 17, 1992, are incorporated by reference to Post-Effective Amendment No. 3.

(2)
Amended By-Laws dated September 9, 1996, as subsequently amended October 1, 1996, are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A which was filed on October 30, 1996.

(3)
Amended By-Laws dated February 24, 2005 are incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A which was filed on May 1, 2006 (“Post-Effective Amendment No. 27”).

	(4)	Amended By-Laws dated June 20, 2005 are incorporated by reference to Post-Effective Amendment No. 27.

	(5)	Amended By-Laws dated March 4, 2011 are incorporated by reference to Post-Effective Amendment No. 47.

(c)		Not Applicable

(d)	(1)
Investment Advisory Agreement between Wilshire Mutual Funds, Inc. and Wilshire Associates Incorporated dated April 1, 2002 is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A which was filed on December 20, 2002 (“Post-Effective Amendment No. 22”).

	(2)	Notice relating to Investment Advisory Agreement adding the Wilshire Large Cap Core 130/30 Fund is incorporated by reference to Post-Effective Amendment No. 32.

(3)
Amendment to Investment Advisory Agreement between Wilshire Mutual Funds, Inc. and Wilshire Associates Incorporated dated December 31, 2011 is incorporated by reference to Post-Effective Amendment No. 49.

	(4)	Amendment to Investment Advisory Agreement between Wilshire Mutual Funds, Inc. and Wilshire Associates Incorporated to be filed by amendment.

(5)
Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Los Angeles Capital Management & Equity Research, Inc. dated April 1, 2002 is incorporated by reference to Post-Effective Amendment No. 22.

(6)
Amendment No. 1 dated April 25, 2003 to Investment Sub-Advisory Agreement with Los Angeles Capital Management & Equity Research, Inc. is incorporated by reference to the Registration Statement on Form N-1A, which was filed on April 30, 2010 (“Post-Effective Amendment No. 46”).

(7)
Amendment No. 2 dated September 1, 2011 to the Investment Sub-Advisory Agreement with Los Angeles Capital Management & Equity Research, Inc. is incorporated by reference to Post-Effective Amendment No. 49.

(8)
Amendment No. 4 effective April 1 2013 to the Investment Sub-Advisory Agreement with Los Angeles Capital Management & Equity Research, Inc. is incorporated by reference to Post-Effective Amendment No. 54.

(9)
Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and NWQ Investment Management Company, LLC dated November 13, 2007 is incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, which was filed on April 30, 2008 (“Post-Effective Amendment No. 35”).

(10)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Victory Capital Management Inc. is incorporated by reference to Post-Effective Amendment No. 28.

(11)
Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Ranger Investment Management, L.P. dated September 19, 2007 is incorporated by reference to Post-Effective Amendment No. 46.

(12)
Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Systematic Financial Management, L.P. dated September 19, 2007 is incorporated by reference to Post-Effective Amendment No. 46.

(13)
Amendment to Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Systematic Financial Management, L.P. dated September 1, 2011 is incorporated by reference to Post-Effective Amendment No. 49.

(14)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Loomis, Sayles & Company, L.P. dated August 24, 2015 to be filed by amendment.

(15)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Cambiar Investors, LLC dated July 16, 2015 to be filed by amendment.

(16)
Amendment No. 1 to Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and NWQ Investment Management LLC dated February 26, 2013 is incorporated by reference to Post-Effective Amendment No. 54.

(17)
Amendment No. 1 to Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Pzena Investment Management, LLC dated February 28, 2013 is incorporated by reference to Post-Effective Amendment No. 54.

(18)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and WCM Investment Management dated August 23, 2013 is incorporated by reference to Post-Effective Amendment No. 55.

(19)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Victory Capital Management Inc. dated August 1, 2013 is incorporated by reference to Post-Effective Amendment No. 55.

(20)
Amendment No. Five to Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Los Angeles Capital Management and Equity Research, Inc. dated May 16, 2015 is incorporated by reference to Post-Effective Amendment No. 58.

	(21)	Form of Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and NWQ Investment Management LLC is incorporated by reference to Post-Effective Amendment No. 58.

	(22)	Investment Sub-Advisory Agreement between Wilshire Associates Incorporated and Guggenheim Partners Investment Management, LLC to be filed by amendment.

(e)	(1)
Distribution Agreement between Wilshire Mutual Funds, Inc. and SEI Investments Distribution Co., dated May 30, 2008 is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-IA which was filed on July 1, 2008 (“Post-Effective Amendment No. 42”).

(f)		Not Applicable.

(g)	(1)	Custody Agreement between Wilshire Mutual Funds, Inc. and The Northern Trust Company (“NTC”) dated June 10, 2011 is incorporated by reference to Post-Effective Amendment No. 49.

	(2)	Special Custody Account Control Agreement between Wilshire Mutual Funds, Inc. and The Northern Trust Company dated June 10, 2011 is incorporated by reference to Post-Effective Amendment No. 49.

(h)	(1)	Administration Agreement with SEI Investments Global Funds Services, dated May 30, 2008 is incorporated by reference to Post-Effective Amendment No. 42.

	(2)	Amendment to Administration Agreement with SEI Investments Global Funds Services dated March 1, 2011 is incorporated by reference to Post-Effective Amendment No. 49.

(3)
Expense Limitation Agreement between Wilshire Associates Incorporated and Wilshire Mutual Funds, Inc. on behalf of the Wilshire International Equity Fund, dated May 1, 2015 is incorporated by reference to Post-Effective Amendment No. 58.

(4)
Expense Limitation Agreement between Wilshire Associates Incorporated and Wilshire Mutual Funds, Inc., on behalf of the Small Company Growth Portfolio and Small Company Value Portfolio, effective May 1, 2015 is incorporated by reference to Post-Effective Amendment No. 58.

	(5)	Expense Limitation Agreement between Wilshire Associates Incorporated and Wilshire Mutual Funds, Inc., on behalf of the Wilshire Income Fund to be filed by amendment.

(i)		Opinion and Consent of Counsel to be filed by amendment.

(j)		Not Applicable.

(k)		Not Applicable.

(l)
Purchase Agreement between Wilshire Mutual Funds, Inc. and Wilshire Associates Incorporated dated November 6, 1998 relating to the Dow Jones Wilshire 5000 Index Portfolio is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A which was filed on November 25, 1998.

(m)	(1)	Amended Service and Distribution Plan under Rule 12b-1, for Investment Class shares is incorporated by reference to Post-Effective Amendment No. 44.

	(2)	Amended Service and Distribution Plan under Rule 12b-1, for Qualified Class shares is incorporated by reference to Post-Effective Amendment No. 44.

	(3)	Amended Service and Distribution Plan under Rule 12b-1, for Horace Mann Class shares is incorporated by reference to Post-Effective Amendment No. 44.

(n)		Amended and Restated Rule 18f-3(d) Plan, adopted as of June 7, 1999 is incorporated by reference to Post-Effective Amendment No. 16.

(o)		Reserved.

(p)	(1)	Amended Code of Ethics of Los Angeles Capital Management & Equity Research, Inc. is incorporated by reference to Post-Effective Amendment No. 58.

	(2)	Amended Code of Ethics of NWQ Investment Management Company, LLC is incorporated by reference to Post-Effective Amendment No. 58.

	(3)	Code of Ethics of Pzena Investment Management, LLC is incorporated by reference to Post- Effective Amendment No. 35.

	(4)	Standards of Business Conduct and Code of Ethics of the Fund and Wilshire Associates Incorporated is incorporated by reference to Post-Effective Amendment No. 35.

	(5)	Code of Ethics of Ranger Investment Management, L.P. is incorporated by reference to Post-Effective Amendment No. 49.

	(6)	Code of Ethics of Victory Capital Management Inc. is incorporated by reference to Post-Effective Amendment No. 49.

	(7)	Amended Code of Ethics of Systematic Financial Management, LP is incorporated by reference to Post-Effective Amendment No. 55.

	(8)	Code of Ethics of Loomis, Sayles & Company, L.P. to be filed by amendment.

	(9)	Amended Code of Ethics of Wilshire Associates Incorporated is incorporated by reference to Post-Effective Amendment No. 49.

	(10)	Amended Code of Ethics of Victory Capital Management Inc. is incorporated by reference to Post-Effective Amendment No. 58.

	(11)	Code of Ethics of Cambiar Investors, LLC to be filed by amendment.

	(12)	Amended Code of Ethics of Ranger Investment Management L.P. is incorporated by reference to Post-Effective Amendment No. 55.

	(13)	Code of Ethics of WCM Investment Management is incorporated by reference to Post-Effective Amendment No. 58.

	(14)	Amended Code of Ethics of Pzena Investment Management, LLC is incorporated by reference to Post-Effective Amendment No. 58.

	(15)	Code of Ethics of Guggenheim Partners Investment Management, LLC to be filed by amendment.

(q)	(1)	Powers of Attorney for Roger A. Formisano and Suanne K. Luhn are is incorporated by reference to Post-Effective Amendment No. 49.

	(2)	Powers of Attorney for Edward Gubman and George Zock are incorporated by reference to Post-Effective Amendment No. 51.

Item 29.  Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.  Indemnification

The statement as to the general effect of any contract, arrangements, or statute under which a Director, officer, underwriter, or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person, or underwriter for his/her own protection, is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A which was filed on September 23, 1992.

Reference is also made to the Distribution Agreement filed as Exhibit (e) to Post-Effective Amendment No. 42.

Item 31.  Business and Other Connections of Investment Adviser

The list required by this Item 31 of officers and directors of Wilshire Associates Incorporated, Los Angeles Capital Management and Equity Research, Inc., NWQ Investment Management Company, LLC, Pzena Investment Management, LLC, Inc., Ranger Investment Management, L.P., Santa Barbara Asset Management, LLC, Systematic Financial Management, L.P., WCM Investment Management, Victory Capital Management Inc., Loomis, Sayles & Company, L.P., Cambiar Investors, LLC, and Guggenheim Partners Investment Management, LLC, together with the information as to any other business, profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is described below.

Wilshire Associates Incorporated

Name and Position with Wilshire	Name of Company and/or Principal Business Other Than Wilshire	Capacity
Dennis Anthony Tito, Director and Chief Executive Officer	—	—
Cecilia Infee Loo, Director	Wilshire Analytics	President
John Clell Hindman, Director	Wilshire Associates Inc.	Vice Chairman & President
Reena Shukla Lalji, General Counsel	—	—
Bendukai Edward Bouey, Chief Compliance Officer	—	—
Jason A. Schwarz, Director	Wilshire Funds Management	President
Karl Beinkampen, Direcotr	Wilshire Private Markets	President
Andrew Hastings Junkin, Director	Wilshire Consulting	President

Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of Los Angeles Capital is 11150 Santa Monica Blvd., Suite 200, Los Angeles, CA 90025. Los Angeles Capital is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of Los Angeles Capital is as follows:

Name and Position with Los Angeles Capital	Name and Address of Company and/or Principal Business Other Than Los Angeles Capital	Capacity
Thomas D. Stevens, CFA Chairman and President, Principal	Los Angeles Capital Global Funds PLC and ISI Strategy Fund	Director (Los Angeles Capital Global Funds PLC), Vice President (ISI Strategy Fund)
Hal W. Reynolds, CFA Chief Investment Officer, Principal	—	—
Stuart K. Matsuda Director of Trading, Principal	—	—
Daniel E. Allen, CFA Director of Global Equities, Principal	Los Angeles Capital Global Funds PLC	Director
Jennifer E. Reynolds, IACCP ® Chief Compliance Officer and CFO, Principal	—	—

NWQ Investment Management Company, LLC (“NWQ”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of NWQ is 2049 Century Park East, 16th Floor, Los Angeles, CA 90067. NWQ is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of NWQ is as follows:

Name and Position with NWQ	Name and Address of Company and/or Principal Business Other Than NWQ	Capacity
Jon D. Bosse, Co-President and Chief Investment Officer	—	—
John Conlin, Co-President and Chief Operating Officer	Pope Resources Limited—19245 Tenth Ave. Poulsbo, WA 98370	Director
	University of Rochester—Rochester, NY 14627	Trustee
Avi M. Mizrachi, Managing Director, Chief Compliance Officer and General Counsel	—	—
Phyllis G. Thomas, Managing Director and Portfolio Manager	Park Century School	Trustee
	Huntington Lake Volunteer Fire Department	Officer
Craig “Chip” O. Bailey Jr. Managing Director and Portfolio Manager	__	__
Thomas J. Lavia, Jr, Director of Research	__	__

Pzena Investment Management, LLC (“Pzena”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of Pzena is 120 West 45th Street, 20th Floor, New York, NY 10036. Pzena is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of Pzena is as follows:

Name and Position with Pzena	Name and Address of Company and/or Principal Business Other Than Pzena	Capacity
Richard S. Pzena, Managing Principal, Chief Executive Officer and Co-Chief Investment Officer	Pzena Investment Management, Inc.	Executive Officer and Chairman, Board of Directors
John P. Goetz, Managing Principal and Co-Chief Investment Officer	Pzena Investment Management, Inc.	Executive Officer
William L. Lipsey, Managing Principal and Head of Marketing and Client Services	Pzena Investment Management, Inc.	Executive Officer
Gary Bachman Chief Financial Officer	Pzena Investment Management, Inc.	Executive Officer
Michael Peterson, Managing Principal and Portfolio Manager	—	—
Benjamin Silver, Co-Director of Research and Portfolio Manager	—	—
Joan Berger, General Counsel and Chief Compliance Officer	—	—
Manoj Tandon, Co-Director of Research and Portfolio Manager	—	—

Ranger Investment Management, L.P. (“Ranger”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of Ranger is 2828 N. Harwood Street, Suite 1900, Dallas, TX 75201. Ranger is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of Ranger is as follows:

Name and Position with Ranger	Name and Address of Company and/or Principal Business Other Than Ranger	Capacity
W. Conrad Doenges, Principal, Portfolio Manager	—	—
K. Scott Canon, Principal, President	Ranger Capital Group Holdings, L.P.	Principal, President
Jay Thompson, Principal, Chief Operating Officer/Chief Financial Officer	Ranger Capital Group Holdings, L.P.	Principal, Chief Operating Officer/Chief Financial Officer
Nim Hacker, Principal, General Counsel	Ranger Capital Group Holdings, L.P.	Principal, General Counsel
Tom Burson, Chief Compliance Officer	Ranger Capital Group Holdings, L.P.	Chief Compliance Officer
Jason Elliot, Managing Member of Ranger Capital Group, LLC	Ranger Capital Group, LLC	Managing Member

Systematic Financial Management, L.P. (“Systematic”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of Systematic is 300 Frank W. Burr Boulevard Glenpointe East, 7th Floor, Teaneck, NJ 07666. Systematic is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of Systematic is as follows:

Name and Position with Systematic	Name and Address of Company and/or Principal Business Other Than Systematic	Capacity
D. Kevin McCreesh, CFA Chief Investment Officer, Managing Partner	—	—
Ronald Mushock,CFA Portfolio Manager, Managing Partner	—	—
Kenneth Burgess, CFA Portfolio Manager, Managing Partner	—	—
Gregory B. Wood Head Trader, Managing Partner	—	—
Karen Kohler Chief Operating Officer/Chief Compliance Officer, Managing Partner	—	—
Eoin Middugh,CFA Portfolio Manager, Managing Partner	—	—
Brian David Kostka, CFA Assistant Portfolio Manager, Partner	—	—
Richard Scott Plummer, CFA Senior Equity Analyst, Partner	—	—
Joseph Sharma,CFA Portfolio Manager, Partner	—	—
Aman Patel, CFA Assistant Portfolio Manager, Partner	—	—
Roger H. Chang Vice President/Senior Equity Trader, Partner	—	—
James V. Wallerius, Senior Vice President Marketing & Client Service, Partner	—	—

Victory Capital Management Inc. (“Victory Capital”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of Victory Capital is 4900 Tiedeman Road Brooklyn, OH 44144. Victory Capital is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of Victory Capital is as follows:

Name and Position with Victory Capital	Name and Address of Company and/or Principal Business Other Than Victory Capital	Capacity
David C. Brown, Chief Executive Officer, Chairman, Director	—	—
Chris Ohmacht, CFA President, Director	—	—
Michael D. Policarpo, II Chief Financial Officer, Treasurer, Director	—	—
Gregory J. Ewald Chief Legal Officer, Secretary, Director	—	—

WCM Investment Management (“WCM”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of WCM is 281 Brooks Street Laguna Beach, CA 92651 . WCM is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of WCM is as follows:

Name and Position with WCM	Name of Company and/or Principal Business Other Than WCM	Capacity
Paul Black President, Co-Chief Executive Officer	__	__
Kurt Winrich Chairman, Co-Chief Executive Officer	__	__
Sloan Payne Portfolio Manager Small Cap Value	__	__
Jim Owens Vice President, Senior Portfolio Manager	__	__
Pete Hunkel Portfolio Manager & Business Analyst	__	__
Mike Trigg Portfolio Manager & Business Analyst	__	__
David Brewer Chief Operating Officer, Chief Compliance Officer	__	__

Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of Loomis Sayles  is One Financial Center, Boston, Massachusetts 02111. Loomis Sayles is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of Loomis Sayles is as follows:

Name and Position with Loomis Sayles	Name of Company and/or Principal Business Other Than Loomis Sayles	Capacity
Robert James Blanding, Director and Chairman of the Board	—	—
Kevin Patrick Charleston, President, CEO and Director	—	—
Daniel Joseph Fuss, Vice Chairman, Executive Vice President and Director	—	—
John Francis Gallagher, Executive Vice President and Director	—	—
John Robert Gidman, Executive Vice President, Chief Information Officer and Director	—	—
Jaehoon Park, Executive Vice President, Chief Investment Officer and Director	—	—

Jean Susan Loewenberg, Executive Vice President, General Counsel, Secretary and Director	—	—
Pierre Servant, Director	Natixis Global Asset Management	CEO and Member of the Senior Management Committee
John Thomas Hailer, Director	Natixis Global Asset Mangement	President and CEO – The Americas and Asia
John Frederick Russell, Executive Vice President and Director	—	—
Paul Joseph Sherba, Executive Vice President , CFO and Director	—	—
David Louis Waldman, Executive Vice President, Deputy CIO and Director	—	—

Cambiar Investors, LLC (“Cambiar”)

Set forth is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of Cambiar is 200 Columbine Street, Ste. 800, Denver, CO 80206.  Cambiar is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of Cambiar is as follows:

Brian Barish, President, Principal and CIO	—	—
Rod Hostetler, Principal and Director of Trading	—	—
Nancy Wigton, Principal and Director of Marketing	—	—
Christine Simon, Principal and CCO	—	—

Guggenheim Partners Investment Management, LLC (“Guggenheim”)

Set forth below is information as to any business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two fiscal years. The principal business address of Mr. Hagner is 330 Madison Avenue, 10th Floor New York, New York 10017. The principal business address of Mr. Minerd is 100 Wilshire Boulevard, Suite 500, Santa Monica, California 90401. Guggenheim is registered under the Investment Advisers Act of 1940. Information as to the officers and directors of Guggenheim is as follows:

Name and Position with Guggenheim	Name and Address of Company and/or Principal Business Other Than Guggenheim	Capacity
William Hagner, Chief Legal Officer	E5 Global Media(UK) Prometheus Global Media Holdings, LLC Prometheus Global Media, LLC Lionel Holdings, LLC Guggenheim Investment Advisors (Europe) Limited	Director
B. Scott Minerd, Global Chief Investment Officer
Adventure Partners Fund, LLC
Imperial Holdings
Security Insurance Holdings
Cedar Sinai Medical Center
Guggenheim Transparent Value, LLC
Security Benefit Corporation
Diamond Resorts Parent, LLC
Geffen Playhouse
SPAN Strategic Business Partners Among Nations
Pillar Financial LLC
Owner Director Board Member

Item 32.  Principal Underwriters:

(a) SEI Investments Distribution Co. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. In addition to the Registrant, the Distributor acts as principal underwriter for the following investment companies:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Variable Insurance Trust	July 12, 2008

Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds	September 8, 2010
Adviser Managed Trust Fund	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 30, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
Krane Shares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
KP Funds	September 19, 2013
The Advisors’ Inner Circle Fund III	February 12, 2014
J.P. Morgan Exchange-Traded Fund Trust	February 20, 2014
O’Connor EQUUS	May 15, 2014
Winton Series Trust	December 11, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Winton Diversified Opportunities Fund	Septemebr 1, 2015
Gallery Trust	January 8, 2016

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—

Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John P. Coary	Vice President & Assistant Secretary	—
Robert M. Silvestri	Vice President	—

(c) Not applicable

Item 33.Location of Accounts and Records

1.	SEI Investments Global Fund Services One Freedom Valley Drive Oaks, Pennsylvania 19456 (records relating to its function as fund accountant and administrator)
2.	SEI Investment Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456 (records relating to its functions as distributor)
3.	DST Systems, Inc. 333 W. 11th Street Kansas City, MO 64105 (records relating to its functions as transfer agent)
4.	The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603 (records relating to its function as custodian)
5	Wilshire Associates Incorporated 1299 Ocean Avenue Suite 700 Santa Monica, CA 90401 (records relating to its function as investment adviser)
6.	Loomis, Sayles & Company, L.P. One Financial Center, Boston, Massachusetts 02111 (records relating to its function as investment sub-adviser)
7.	Los Angeles Capital Management & Equity Research, Inc. 11150 Santa Monica Blvd. Suite 200 Los Angeles, CA 90025 (records relating to its function as investment sub-adviser)
8.	NWQ Investment Management Company, LLC 2049 Century Park East 16th Floor Los Angeles, California 90067 (records relating to its function as investment sub-adviser)

9.	Pzena Investment Management, LLC 120 West 45th Street 20th Floor New York, New York 10036 (records relating to its function as investment sub-adviser)
10.	Ranger Investment Management, L.P. 2828 N. Harwood Street, Suite 1900 Dallas, TX 75201 (records relating to its function as investment sub-adviser)
11.	Systematic Financial Management, L.P. 300 Frank W. Burr Boulevard Glenpointe East 7th Floor Teaneck, NJ 07666 (records relating to its function as investment sub-adviser)
12.	Cambiar Investors, LLC 200 Columbine Street, Ste. 800, Denver, CO 80206 (records relating to its function as investment sub-adviser)
13.	Victory Capital Management Inc. 4900 Tiedeman Road Brooklyn, Ohio 44144 (records relating to its function as investment sub-adviser)
14.	WCM Investment Management 281 Brooks Street Laguna Beach, CA 92651 (records relating to its function as investment sub-adviser)
15.	Guggenheim Partners Investment Management, LLC 135 East 57th Street, 6th Floor New York, New York 10022 (records relating to its function as investment sub-adviser)

Item 34.  Management Services

Not Applicable.

Item 35.  Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, and the State of California, on the 15th day of January, 2016.

WILSHIRE MUTUAL FUNDS, INC.

By:	/s/ Jason A. Schwarz
Jason A. Schwarz, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 60 to the registration statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Roger Formisano*	Director	January 15, 2016
Roger Formisano
Edward Gubman*	Director	January 15, 2016
Edward Gubman
Suanne K. Luhn*	Director	January 15, 2016
Suanne K. Luhn
/s/ John Hindman	Director	January 15, 2016
John Hindman

George J. Zock*	Director	January 15, 2016
George J. Zock
/s/Michael Wauters	Treasurer	January 15, 2016
Michael Wauters
/s/ Jason A. Schwarz	President	January 15, 2016
Jason A. Schwarz
*By: /s/ Michael Wauters		January 15, 2016
Michael Wauters

As Attorney-in-Fact and Agent pursuant to the powers of attorney previously filed or filed herewith.